UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST
(exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 – June 30, 2024

Item 1.	Report to Shareholders.
(a)

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Retail Class for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CHDEX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$104	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Retail Class	S&P 500 Index
Jun'24	19065	33521
Jun'23	17750	26912
Jun'22	16395	22503
Jun'21	16996	25175
Jun'20	12580	17881
Jun'19	14177	16633
Jun'18	12926	15064
Jun'17	12350	13170
Jun'16	11090	11171
Jun'15	9989	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	7.41%	6.10%	6.67%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Industrial Products 10.95%
Consumer Staple Products 9.72%
Health Care 9.72%
Open End Fund 9.12%
Oil & Gas 8.86%
Banking 8.41%
Tech Hardware & Semiconductors 7.57%
Insurance 5.52%
Utilities 5.44%
Retail & Wholesale - Discretionary 5.35%
Real Estate 3.52%
Financial Services 3.41%
Software & Tech Services 2.99%
Media 2.60%
Retail & Wholesale - Staples 2.43%
Materials 2.22%
Telecommunications 2.17%

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

COUNTRY

(Expressed as % of Total Investments)

United States
88.70%
United Kingdom
4.50%
Switzerland
3.01%
Germany
2.60%
Ireland
1.19%

Value	Value
Ireland	1.19%
Germany	2.60%
Switzerland	3.01%
United Kingdom	4.50%
United States	88.70%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CHDEX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true.

This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Retail Class for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CEMDX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$139	1.25%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Markets High Dividend Fund’s significant outperformance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Information Technology, Financials and Utilities. Slightly offsetting relative outperformance was the Fund’s underweight allocation to Information Technology, the MSCI Emerging Markets Index's best performing sector for the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
MSCI Emerging Markets Index
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Retail Class	MSCI Emerging Markets Index
Jun'24	15826	13170
Jun'23	12914	11701
Jun'22	11044	11500
Jun'21	13460	15392
Jun'20	9581	10924
Jun'19	10583	11307
Jun'18	10513	11172
Jun'17	10258	10325
Jun'16	8771	8344
Jun'15	9674	9487
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$826,902,138
# of Portfolio Holdings	65
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$4,714,730

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	22.55%	8.38%	4.70%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Tech Hardware & Semiconductors 21.51%
Banking 15.42%
Consumer Discretionary Products 13.04%
Real Estate 7.90%
Media 6.01%
Utilities 5.69%
Materials 5.59%
Oil & Gas 5.05%
Financial Services 4.57%
Consumer Staple Products 4.16%
Software & Tech Services 3.17%
Consumer Discretionary Services 2.96%
Industrial Products 2.30%
Industrial Services 1.53%
Telecommunications 0.81%
Insurance 0.29%

Value	Value
Insurance	0.29%
Telecommunications	0.81%
Industrial Services	1.53%
Industrial Products	2.30%
Consumer Discretionary Services	2.96%
Software & Tech Services	3.17%
Consumer Staple Products	4.16%
Financial Services	4.57%
Oil & Gas	5.05%
Materials	5.59%
Utilities	5.69%
Media	6.01%
Real Estate	7.90%
Consumer Discretionary Products	13.04%
Banking	15.42%
Tech Hardware & Semiconductors	21.51%

COUNTRY

(Expressed as % of Total Investments)

Taiwan
20.10%
China
19.04%
India
14.12%
South Korea
12.48%
Greece
7.54%
Mexico
6.74%
United Arab Emirates
4.15%
Kazakhstan
3.17%
Brazil
2.95%
Hong Kong
2.56%
South Africa
1.46%
Vietnam
1.41%
Turkey
1.11%
United States
0.82%
Nigeria
0.81%
Saudi Arabia
0.72%
Indonesia
0.51%
Panama
0.24%
United Kingdom
0.07%
Russia
0.00%

Value	Value
Russia	0.00%
United Kingdom	0.07%
Panama	0.24%
Indonesia	0.51%
Saudi Arabia	0.72%
Nigeria	0.81%
United States	0.82%
Turkey	1.11%
Vietnam	1.41%
South Africa	1.46%
Hong Kong	2.56%
Brazil	2.95%
Kazakhstan	3.17%
United Arab Emirates	4.15%
Mexico	6.74%
Greece	7.54%
South Korea	12.48%
India	14.12%
China	19.04%
Taiwan	20.10%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CEMDX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true.

This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class I for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

ENHNX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$77	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight exposure to and stock selection in, Information Technology, the S&P 500 index's  strongest performing sector in the period. Stock selection within Communication Services and Health Care also negatively affected relative performance although stock selection within Financials slightly offset the same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
S&P 500 Index
Cboe S&P 500 BuyWrite Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Dec'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class I	S&P 500 Index	Cboe S&P 500 BuyWrite Index
Jun'24	17827	31192	16672
Jun'23	17078	25043	15308
Jun'22	15894	20940	14041
Jun'21	16369	23427	14418
Jun'20	12117	16639	11328
Jun'19	12879	15477	12720
Jun'18	11813	14017	12329
Jun'17	11841	12255	11492
Jun'16	10688	10395	10256
Dec'15	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$157,940,199
# of Portfolio Holdings	33
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$872,564

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Class I	4.38%	6.72%	7.00%
S&P 500 Index	24.56%	15.05%	14.24%
Cboe S&P 500 BuyWrite Index	8.91%	5.56%	6.17%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Consumer Staple Products
15.38%
Health Care
13.96%
Oil & Gas
11.42%
Banking
8.85%
Utilities
7.97%
Industrial Products
7.49%
Real Estate
7.06%
Telecommunications
6.71%
Materials
4.32%
Tech Hardware & Semiconductors
4.03%
Financial Services
3.07%
Media
2.78%
Software & Tech Services
2.17%
Insurance
1.94%
Industrial Services
1.80%
Retail & Wholesale - Discretionary
1.05%

Value	Value
Retail & Wholesale - Discretionary	1.05%
Industrial Services	1.80%
Insurance	1.94%
Software & Tech Services	2.17%
Media	2.78%
Financial Services	3.07%
Tech Hardware & Semiconductors	4.03%
Materials	4.32%
Telecommunications	6.71%
Real Estate	7.06%
Industrial Products	7.49%
Utilities	7.97%
Banking	8.85%
Oil & Gas	11.42%
Health Care	13.96%
Consumer Staple Products	15.38%

COUNTRY

(Expressed as % of Total Investments)

United States
88.33%
Ireland
3.69%
Switzerland
3.54%
Canada
2.54%
Australia
1.90%

Value	Value
Australia	1.90%
Canada	2.54%
Switzerland	3.54%
Ireland	3.69%
United States	88.33%

CULLEN ENHANCED EQUITY INCOME FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

ENHNX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true.

This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Retail Class for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CUSRX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$128	1.25%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Value Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Industrials, Consumer Discretionary, and Materials sectors. Partially offsetting relative performance was the Fund’s strong stock selection in Financials and Technology.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
Russell 1000 Index
Russell 2000 Value Index
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Retail Class	Russell 1000 Index	Russell 2000 Value Index
Jun'24	14869	27176	18294
Jun'23	14108	22263	16497
Jun'22	13572	18966	15562
Jun'21	14492	22119	18588
Jun'20	8525	15691	10727
Jun'19	10005	14882	12999
Jun'18	10238	13795	13863
Jun'17	9535	12274	12258
Jun'16	7892	10612	9817
Jun'15	9412	10530	10078
Jun'14	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$10,411,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	5.39%	8.25%	4.05%
Russell 1000 Index	22.07%	12.80%	10.51%
Russell 2000 Value Index	10.90%	7.07%	6.23%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Banking
20.36%
Oil & Gas
14.23%
Financial Services
13.95%
Real Estate
9.70%
Consumer Discretionary Products
9.46%
Industrial Services
8.29%
Consumer Discretionary Services
6.01%
Industrial Products
4.81%
Utilities
2.91%
Materials
2.84%
Software & Tech Services
2.64%
Health Care
2.61%
Mutual Fund
1.83%
Consumer Staple Products
0.36%

Value	Value
Consumer Staple Products	0.36%
Mutual Fund	1.83%
Health Care	2.61%
Software & Tech Services	2.64%
Materials	2.84%
Utilities	2.91%
Industrial Products	4.81%
Consumer Discretionary Services	6.01%
Industrial Services	8.29%
Consumer Discretionary Products	9.46%
Real Estate	9.70%
Financial Services	13.95%
Oil & Gas	14.23%
Banking	20.36%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CUSRX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true.

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class C for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CHVCX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$181	1.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class C	S&P 500 Index
Jun'24	17685	33521
Jun'23	16588	26912
Jun'22	15436	22503
Jun'21	16128	25175
Jun'20	12022	17881
Jun'19	13651	16633
Jun'18	12538	15064
Jun'17	12099	13170
Jun'16	10925	11171
Jun'15	9907	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	6.61%	5.31%	5.87%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	1.19%
Germany	2.60%
Switzerland	3.01%
United Kingdom	4.50%
United States	88.70%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CHVCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true.

This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class C for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CUSCX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$204	2.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Value Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Industrials, Consumer Discretionary, and Materials sectors. Partially offsetting relative performance was the Fund’s strong stock selection in Financials and Technology.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
Russell 1000 Index
Russell 2000 Value Index
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class C	Russell 1000 Index	Russell 2000 Value Index
Jun'24	13795	27176	18294
Jun'23	13204	22263	16497
Jun'22	12785	18966	15562
Jun'21	13763	22119	18588
Jun'20	8164	15691	10727
Jun'19	9641	14882	12999
Jun'18	9940	13795	13863
Jun'17	9328	12274	12258
Jun'16	7781	10612	9817
Jun'15	9351	10530	10078
Jun'14	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$10,411,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	4.47%	7.43%	3.27%
Russell 1000 Index	22.07%	12.80%	10.51%
Russell 2000 Value Index	10.90%	7.07%	6.23%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Consumer Staple Products	0.36%
Mutual Fund	1.83%
Health Care	2.61%
Software & Tech Services	2.64%
Materials	2.84%
Utilities	2.91%
Industrial Products	4.81%
Consumer Discretionary Services	6.01%
Industrial Services	8.29%
Consumer Discretionary Products	9.46%
Real Estate	9.70%
Financial Services	13.95%
Oil & Gas	14.23%
Banking	20.36%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CUSCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true.

This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class C for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CEMGX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$222	2.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Markets High Dividend Fund’s significant outperformance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Information Technology, Financials and Utilities. Slightly offsetting relative outperformance was the Fund’s underweight allocation to Information Technology, the MSCI Emerging Markets Index's best performing sector for the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
MSCI Emerging Markets Index
$16k
$14k
$12k
$10k
$8k
$6k
$4k
$2k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class C	MSCI Emerging Markets Index
Jun'24	14681	13170
Jun'23	12068	11701
Jun'22	10394	11500
Jun'21	12767	15392
Jun'20	9152	10924
Jun'19	10192	11307
Jun'18	10199	11172
Jun'17	10028	10325
Jun'16	8635	8344
Jun'15	9599	9487
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$826,902,138
# of Portfolio Holdings	65
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$4,714,730

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	21.66%	7.57%	3.91%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.29%
Telecommunications	0.81%
Industrial Services	1.53%
Industrial Products	2.30%
Consumer Discretionary Services	2.96%
Software & Tech Services	3.17%
Consumer Staple Products	4.16%
Financial Services	4.57%
Oil & Gas	5.05%
Materials	5.59%
Utilities	5.69%
Media	6.01%
Real Estate	7.90%
Consumer Discretionary Products	13.04%
Banking	15.42%
Tech Hardware & Semiconductors	21.51%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Russia	0.00%
United Kingdom	0.07%
Panama	0.24%
Indonesia	0.51%
Saudi Arabia	0.72%
Nigeria	0.81%
United States	0.82%
Turkey	1.11%
Vietnam	1.41%
South Africa	1.46%
Hong Kong	2.56%
Brazil	2.95%
Kazakhstan	3.17%
United Arab Emirates	4.15%
Mexico	6.74%
Greece	7.54%
South Korea	12.48%
India	14.12%
China	19.04%
Taiwan	20.10%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CEMGX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true.

This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class C for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CIHCX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$213	2.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
MSCI EAFE Index
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class C	MSCI EAFE Index
Jun'24	12096	16039
Jun'23	10703	14309
Jun'22	9429	11983
Jun'21	11013	14496
Jun'20	8677	10905
Jun'19	9202	11446
Jun'18	9267	11266
Jun'17	9489	10492
Jun'16	8480	8683
Jun'15	9098	9618
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	13.02%	5.62%	1.92%
MSCI EAFE Index	12.09%	6.98%	4.84%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Insurance 16.57%
Materials 9.61%
Industrial Products 9.28%
Consumer Staple Products 9.10%
Banking 8.67%
Tech Hardware & Semiconductors 8.17%
Telecommunications 7.05%
Oil & Gas 6.61%
Health Care 5.56%
Utilities 5.48%
Consumer Discretionary Products 5.21%
Real Estate 3.77%
Financial Services 3.30%
Retail & Wholesale - Staples 1.51%
Industrial Services 0.11%

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

COUNTRY

(Expressed as % of Total Investments)

Japan 16.50%
United Kingdom 13.00%
Switzerland 12.57%
France 10.48%
Germany 8.32%
Taiwan 5.50%
Mexico 4.88%
Singapore 4.25%
Ireland 3.20%
Australia 3.00%
Sweden 2.98%
South Korea 2.67%
Netherlands 2.61%
Spain 2.16%
Italy 2.01%
Norway 1.75%
Finland 1.60%
Brazil 1.59%
Canada 0.93%

Value	Value
Canada	0.93%
Brazil	1.59%
Finland	1.60%
Norway	1.75%
Italy	2.01%
Spain	2.16%
Netherlands	2.61%
South Korea	2.67%
Sweden	2.98%
Australia	3.00%
Ireland	3.20%
Singapore	4.25%
Mexico	4.88%
Taiwan	5.50%
Germany	8.32%
France	10.48%
Switzerland	12.57%
United Kingdom	13.00%
Japan	16.50%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CIHCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true.

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class I for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CHDVX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$78	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class I	S&P 500 Index
Jun'24	19547	33521
Jun'23	18144	26912
Jun'22	16720	22503
Jun'21	17298	25175
Jun'20	12768	17881
Jun'19	14352	16633
Jun'18	13045	15064
Jun'17	12440	13170
Jun'16	11144	11171
Jun'15	10006	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	7.73%	6.37%	6.93%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	1.19%
Germany	2.60%
Switzerland	3.01%
United Kingdom	4.50%
United States	88.70%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CHDVX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true.

This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class I for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CEMFX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$111	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Markets High Dividend Fund’s significant outperformance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Information Technology, Financials and Utilities. Slightly offsetting relative outperformance was the Fund’s underweight allocation to Information Technology, the MSCI Emerging Markets Index's best performing sector for the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
MSCI Emerging Markets Index
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class I	MSCI Emerging Markets Index
Jun'24	16248	13170
Jun'23	13226	11701
Jun'22	11287	11500
Jun'21	13723	15392
Jun'20	9739	10924
Jun'19	10733	11307
Jun'18	10633	11172
Jun'17	10352	10325
Jun'16	8828	8344
Jun'15	9702	9487
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$826,902,138
# of Portfolio Holdings	65
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$4,714,730

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	22.85%	8.65%	4.97%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.29%
Telecommunications	0.81%
Industrial Services	1.53%
Industrial Products	2.30%
Consumer Discretionary Services	2.96%
Software & Tech Services	3.17%
Consumer Staple Products	4.16%
Financial Services	4.57%
Oil & Gas	5.05%
Materials	5.59%
Utilities	5.69%
Media	6.01%
Real Estate	7.90%
Consumer Discretionary Products	13.04%
Banking	15.42%
Tech Hardware & Semiconductors	21.51%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Russia	0.00%
United Kingdom	0.07%
Panama	0.24%
Indonesia	0.51%
Saudi Arabia	0.72%
Nigeria	0.81%
United States	0.82%
Turkey	1.11%
Vietnam	1.41%
South Africa	1.46%
Hong Kong	2.56%
Brazil	2.95%
Kazakhstan	3.17%
United Arab Emirates	4.15%
Mexico	6.74%
Greece	7.54%
South Korea	12.48%
India	14.12%
China	19.04%
Taiwan	20.10%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CEMFX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true.

This annual shareholder report contains important information about the Cullen International High Dividend Fund - Retail Class for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CIHDX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$134	1.25%

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
MSCI EAFE Index
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Retail Class	MSCI EAFE Index
Jun'24	13033	16039
Jun'23	11440	14309
Jun'22	10011	11983
Jun'21	11602	14496
Jun'20	9068	10905
Jun'19	9543	11446
Jun'18	9547	11266
Jun'17	9702	10492
Jun'16	8608	8683
Jun'15	9166	9618
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	13.92%	6.43%	2.68%
MSCI EAFE Index	12.09%	6.98%	4.84%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	0.93%
Brazil	1.59%
Finland	1.60%
Norway	1.75%
Italy	2.01%
Spain	2.16%
Netherlands	2.61%
South Korea	2.67%
Sweden	2.98%
Australia	3.00%
Ireland	3.20%
Singapore	4.25%
Mexico	4.88%
Taiwan	5.50%
Germany	8.32%
France	10.48%
Switzerland	12.57%
United Kingdom	13.00%
Japan	16.50%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CIHDX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true.

This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class I for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CUSIX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$103	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Value Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Industrials, Consumer Discretionary, and Materials sectors. Partially offsetting relative performance was the Fund’s strong stock selection in Financials and Technology.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
Russell 1000 Index
Russell 2000 Value Index
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class I	Russell 1000 Index	Russell 2000 Value Index
Jun'24	15219	27176	18294
Jun'23	14410	22263	16497
Jun'22	13822	18966	15562
Jun'21	14722	22119	18588
Jun'20	8643	15691	10727
Jun'19	10107	14882	12999
Jun'18	10320	13795	13863
Jun'17	9589	12274	12258
Jun'16	7918	10612	9817
Jun'15	9421	10530	10078
Jun'14	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$10,411,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	5.61%	8.53%	4.29%
Russell 1000 Index	22.07%	12.80%	10.51%
Russell 2000 Value Index	10.90%	7.07%	6.23%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Consumer Staple Products	0.36%
Mutual Fund	1.83%
Health Care	2.61%
Software & Tech Services	2.64%
Materials	2.84%
Utilities	2.91%
Industrial Products	4.81%
Consumer Discretionary Services	6.01%
Industrial Services	8.29%
Consumer Discretionary Products	9.46%
Real Estate	9.70%
Financial Services	13.95%
Oil & Gas	14.23%
Banking	20.36%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CUSIX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true.

This annual shareholder report contains important information about the Cullen Value Fund - Retail Class for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CVLEX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$104	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Financials, the best performing sector of the S&P 500 Index for the period. The Fund’s stock selection within Health Care and Industrials was also a drag on relative performance. The Fund’s underweight exposure to Utilities and Real Estate partially offset relative underperformance for the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Retail Class	S&P 500 Index
Jun'24	19776	33521
Jun'23	18194	26912
Jun'22	16589	22503
Jun'21	17783	25175
Jun'20	13359	17881
Jun'19	14118	16633
Jun'18	12896	15064
Jun'17	11944	13170
Jun'16	10280	11171
Jun'15	10077	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$22,799,195
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	8.70%	6.97%	7.06%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Industrial Products
13.06%
Health Care
12.79%
Banking
11.32%
Tech Hardware & Semiconductors
10.12%
Open End Fund
7.03%
Insurance
6.37%
Consumer Staple Products
6.15%
Oil & Gas
5.68%
Financial Services
5.10%
Materials
4.47%
Software & Tech Services
3.78%
Retail & Wholesale - Discretionary
3.09%
Consumer Discretionary Products
3.08%
Media
2.62%
Telecommunications
2.15%
Industrial Services
1.98%
Retail & Wholesale - Staples
1.21%

Value	Value
Retail & Wholesale - Staples	1.21%
Industrial Services	1.98%
Telecommunications	2.15%
Media	2.62%
Consumer Discretionary Products	3.08%
Retail & Wholesale - Discretionary	3.09%
Software & Tech Services	3.78%
Materials	4.47%
Financial Services	5.10%
Oil & Gas	5.68%
Consumer Staple Products	6.15%
Insurance	6.37%
Open End Fund	7.03%
Tech Hardware & Semiconductors	10.12%
Banking	11.32%
Health Care	12.79%
Industrial Products	13.06%

COUNTRY

(Expressed as % of Total Investments)

United States
87.19%
Germany
4.33%
United Kingdom
4.05%
Ireland
2.45%
Canada
1.98%

Value	Value
Canada	1.98%
Ireland	2.45%
United Kingdom	4.05%
Germany	4.33%
United States	87.19%

CULLEN VALUE FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

CVLEX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true.

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class R1 for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDRX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class R1:

CHDRX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class R1	$155	1.50%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class R1
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class R1	S&P 500 Index
Jun'24	18140	33521
Jun'23	16968	26912
Jun'22	15747	22503
Jun'21	16409	25175
Jun'20	12201	17881
Jun'19	13820	16633
Jun'18	12663	15064
Jun'17	12165	13170
Jun'16	10978	11171
Jun'15	9933	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class R1	6.91%	5.59%	6.14%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDRX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	1.19%
Germany	2.60%
Switzerland	3.01%
United Kingdom	4.50%
United States	88.70%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class R1:

CHDRX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDRX/?signedin=true.

This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Retail Class for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

ENHRX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$102	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight exposure to and stock selection in, Information Technology, the S&P 500 index's  strongest performing sector in the period. Stock selection within Communication Services and Health Care also negatively affected relative performance although stock selection within Financials slightly offset the same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Retail Class
S&P 500 Index
Cboe S&P 500 BuyWrite Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Dec'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Retail Class	S&P 500 Index	Cboe S&P 500 BuyWrite Index
Jun'24	17456	31192	16672
Jun'23	16746	25043	15308
Jun'22	15634	20940	14041
Jun'21	16149	23427	14418
Jun'20	11982	16639	11328
Jun'19	12758	15477	12720
Jun'18	11738	14017	12329
Jun'17	11788	12255	11492
Jun'16	10669	10395	10256
Dec'15	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$157,940,199
# of Portfolio Holdings	33
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$872,564

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Retail Class	4.13%	6.45%	6.73%
S&P 500 Index	24.56%	15.05%	14.24%
Cboe S&P 500 BuyWrite Index	8.91%	5.56%	6.17%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.05%
Industrial Services	1.80%
Insurance	1.94%
Software & Tech Services	2.17%
Media	2.78%
Financial Services	3.07%
Tech Hardware & Semiconductors	4.03%
Materials	4.32%
Telecommunications	6.71%
Real Estate	7.06%
Industrial Products	7.49%
Utilities	7.97%
Banking	8.85%
Oil & Gas	11.42%
Health Care	13.96%
Consumer Staple Products	15.38%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.90%
Canada	2.54%
Switzerland	3.54%
Ireland	3.69%
United States	88.33%

CULLEN ENHANCED EQUITY INCOME FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Retail Class:

ENHRX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true.

This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class I for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CIHIX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$107	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
MSCI EAFE Index
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class I	MSCI EAFE Index
Jun'24	13384	16039
Jun'23	11722	14309
Jun'22	10225	11983
Jun'21	11819	14496
Jun'20	9216	10905
Jun'19	9682	11446
Jun'18	9649	11266
Jun'17	9780	10492
Jun'16	8653	8683
Jun'15	9196	9618
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	14.18%	6.69%	2.96%
MSCI EAFE Index	12.09%	6.98%	4.84%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	0.93%
Brazil	1.59%
Finland	1.60%
Norway	1.75%
Italy	2.01%
Spain	2.16%
Netherlands	2.61%
South Korea	2.67%
Sweden	2.98%
Australia	3.00%
Ireland	3.20%
Singapore	4.25%
Mexico	4.88%
Taiwan	5.50%
Germany	8.32%
France	10.48%
Switzerland	12.57%
United Kingdom	13.00%
Japan	16.50%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CIHIX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true.

This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class R2 for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDPX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class R2:

CHDPX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class R2	$129	1.25%

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class R2
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class R2	S&P 500 Index
Jun'24	18597	33521
Jun'23	17359	26912
Jun'22	16066	22503
Jun'21	16704	25175
Jun'20	12389	17881
Jun'19	14003	16633
Jun'18	12794	15064
Jun'17	12257	13170
Jun'16	11038	11171
Jun'15	9959	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class R2	7.13%	5.84%	6.40%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDPX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	1.19%
Germany	2.60%
Switzerland	3.01%
United Kingdom	4.50%
United States	88.70%

CULLEN HIGH DIVIDEND EQUITY FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class R2:

CHDPX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDPX/?signedin=true.

This annual shareholder report contains important information about the Cullen Value Fund - Class C for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CVLFX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$182	1.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Financials, the best performing sector of the S&P 500 Index for the period. The Fund’s stock selection within Health Care and Industrials was also a drag on relative performance. The Fund’s underweight exposure to Utilities and Real Estate partially offset relative underperformance for the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class C	S&P 500 Index
Jun'24	18332	33521
Jun'23	16997	26912
Jun'22	15611	22503
Jun'21	16868	25175
Jun'20	12761	17881
Jun'19	13592	16633
Jun'18	12510	15064
Jun'17	11665	13170
Jun'16	10117	11171
Jun'15	9988	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$22,799,195
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	7.85%	6.17%	6.25%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	1.21%
Industrial Services	1.98%
Telecommunications	2.15%
Media	2.62%
Consumer Discretionary Products	3.08%
Retail & Wholesale - Discretionary	3.09%
Software & Tech Services	3.78%
Materials	4.47%
Financial Services	5.10%
Oil & Gas	5.68%
Consumer Staple Products	6.15%
Insurance	6.37%
Open End Fund	7.03%
Tech Hardware & Semiconductors	10.12%
Banking	11.32%
Health Care	12.79%
Industrial Products	13.06%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.98%
Ireland	2.45%
United Kingdom	4.05%
Germany	4.33%
United States	87.19%

CULLEN VALUE FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

CVLFX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true.

This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class R2 for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHPX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class R2:

CIHPX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class R2	$110	1.03%

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class R2
MSCI EAFE Index
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class R2	MSCI EAFE Index
Jun'24	12844	16039
Jun'23	11249	14309
Jun'22	9862	11983
Jun'21	11447	14496
Jun'20	8964	10905
Jun'19	9460	11446
Jun'18	9478	11266
Jun'17	9652	10492
Jun'16	8578	8683
Jun'15	9147	9618
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class R2	14.18%	6.31%	2.53%
MSCI EAFE Index	12.09%	6.98%	4.84%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHPX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	0.93%
Brazil	1.59%
Finland	1.60%
Norway	1.75%
Italy	2.01%
Spain	2.16%
Netherlands	2.61%
South Korea	2.67%
Sweden	2.98%
Australia	3.00%
Ireland	3.20%
Singapore	4.25%
Mexico	4.88%
Taiwan	5.50%
Germany	8.32%
France	10.48%
Switzerland	12.57%
United Kingdom	13.00%
Japan	16.50%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class R2:

CIHPX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHPX/?signedin=true.

This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class C for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

ENHCX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$178	1.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight exposure to and stock selection in, Information Technology, the S&P 500 index's  strongest performing sector in the period. Stock selection within Communication Services and Health Care also negatively affected relative performance although stock selection within Financials slightly offset the same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500 Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C
S&P 500 Index
Cboe S&P 500 BuyWrite Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Dec'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class C	S&P 500 Index	Cboe S&P 500 BuyWrite Index
Jun'24	16374	31192	16672
Jun'23	15844	25043	15308
Jun'22	14892	20940	14041
Jun'21	15494	23427	14418
Jun'20	11592	16639	11328
Jun'19	12438	15477	12720
Jun'18	11521	14017	12329
Jun'17	11658	12255	11492
Jun'16	10631	10395	10256
Dec'15	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$157,940,199
# of Portfolio Holdings	33
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$872,564

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Class C	3.35%	5.65%	5.94%
S&P 500 Index	24.56%	15.05%	14.24%
Cboe S&P 500 BuyWrite Index	8.91%	5.56%	6.17%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.05%
Industrial Services	1.80%
Insurance	1.94%
Software & Tech Services	2.17%
Media	2.78%
Financial Services	3.07%
Tech Hardware & Semiconductors	4.03%
Materials	4.32%
Telecommunications	6.71%
Real Estate	7.06%
Industrial Products	7.49%
Utilities	7.97%
Banking	8.85%
Oil & Gas	11.42%
Health Care	13.96%
Consumer Staple Products	15.38%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.90%
Canada	2.54%
Switzerland	3.54%
Ireland	3.69%
United States	88.33%

CULLEN ENHANCED EQUITY INCOME FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class C:

ENHCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true.

This annual shareholder report contains important information about the Cullen Value Fund - Class I for the period of July 1, 2023 to June 30, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for additional information.

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CVLVX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$78	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Financials, the best performing sector of the S&P 500 Index for the period. The Fund’s stock selection within Health Care and Industrials was also a drag on relative performance. The Fund’s underweight exposure to Utilities and Real Estate partially offset relative underperformance for the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500 Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I
S&P 500 Index
$35k
$30k
$25k
$20k
$15k
$10k
$5k
$0
Jun'14
Jun'15
Jun'16
Jun'17
Jun'18
Jun'19
Jun'20
Jun'21
Jun'22
Jun'23
Jun'24

	Class I	S&P 500 Index
Jun'24	20252	33521
Jun'23	18583	26912
Jun'22	16899	22503
Jun'21	18076	25175
Jun'20	13548	17881
Jun'19	14279	16633
Jun'18	13012	15064
Jun'17	12021	13170
Jun'16	10315	11171
Jun'15	10088	10742
Jun'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$22,799,195
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	8.98%	7.24%	7.31%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	1.21%
Industrial Services	1.98%
Telecommunications	2.15%
Media	2.62%
Consumer Discretionary Products	3.08%
Retail & Wholesale - Discretionary	3.09%
Software & Tech Services	3.78%
Materials	4.47%
Financial Services	5.10%
Oil & Gas	5.68%
Consumer Staple Products	6.15%
Insurance	6.37%
Open End Fund	7.03%
Tech Hardware & Semiconductors	10.12%
Banking	11.32%
Health Care	12.79%
Industrial Products	13.06%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.98%
Ireland	2.45%
United Kingdom	4.05%
Germany	4.33%
United States	87.19%

CULLEN VALUE FUND

ANNUAL SHAREHOLDER REPORT June 30, 2024

Class I:

CVLVX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, or holdings, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is filed herewith as Exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $273,860 and $258,200, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2024 and June 30, 2023, aggregate fees of $112,875 and $107,500, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2024 and June 30, 2023, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended June 30, 2024 and June 30, 2023 were $112,875 and $107,500, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7 of this form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Financial Statements and Notes to

Financial Statements

June 30, 2024

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS - 95.72%
Australia - 2.87%
BHP Group Ltd.	39,742	$1,135,901
Rio Tinto Ltd.	89,527	7,091,580
Sonic Healthcare Ltd.	15,723	274,581
		8,502,062

Brazil - 1.52%
Petroleo Brasileiro SA	623,820	4,499,458

Canada - 0.89%
BCE, Inc.	2,679	86,719
Power Corp. of Canada	91,164	2,533,574
		2,620,293

Finland - 1.53%
UPM-Kymmene Oyj	128,991	4,530,496

France - 10.03%
BNP Paribas	106,829	6,831,943
Compagnie de Saint-Gobain SA	67,119	5,220,125
Compagnie Generale des Etablissements Michelin	155,967	6,028,300
Sanofi	10,421	1,005,034
TotalEnergies SE - Sponsored ADR	103,277	6,886,510
Veolia Environnement	123,499	3,699,149
		29,671,061

Germany - 7.96%
Deutsche Post AG	7,430	301,710
Deutsche Telekom AG	171,755	4,317,150
Mercedes-Benz Group AG	64,259	4,447,465
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	18,078	9,038,196
Siemens AG	29,290	5,451,616
		23,556,137

Ireland - 3.07%
Smurfit Kappa Group PLC	203,445	9,074,192

Italy - 1.92%
Enel SpA	820,623	5,694,136

	Shares	Value (Note 2)
Japan - 15.80%
Komatsu Ltd.	273,978	$8,002,772
MS&AD Insurance Group Holdings, Inc.	409,224	9,136,342
Nippon Telegraph and Telephone Corp.	6,273,025	5,931,795
SoftBank Corp.	786,635	9,620,560
Tokio Marine Holdings, Inc.	259,847	9,764,805
Toyota Motor Corp.	208,850	4,285,075
		46,741,349

Mexico - 4.67%
Coca-Cola FEMSA, SAB de CV	791,641	6,809,108
TF Administradora Industrial S de RL de CV	3,285,576	7,005,757
		13,814,865

Netherlands - 2.50%
NN Group NV	158,943	7,387,430

Norway - 1.68%
DNB Bank ASA	253,037	4,964,809

Singapore - 4.07%
CapitaLand Ascendas REIT	1,948,709	3,671,612
United Overseas Bank Ltd.	362,841	8,369,409
		12,041,021

South Korea - 2.56%
Samsung Electronics Co., Ltd.	164,977	7,575,211

Spain - 2.07%
Iberdrola Sociedad Anonima	471,359	6,115,849

Sweden - 2.85%
Svenska Handelsbanken AB	460,151	4,397,268
Aktiebolaget Volvo	157,035	4,034,925
		8,432,193

Switzerland - 12.03%
Julius Baer Group Ltd.	79,898	4,468,872
Nestle SA	74,285	7,582,589
Novartis AG - ADR	89,720	9,551,591
Roche Holding AG	17,767	4,922,504
Zurich Insurance Group Ltd.	17,030	9,071,813
		35,597,369

See Notes to Financial Statements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Continued)

	Shares	Value (Note 2)
Taiwan - 5.26%
Ase Technology Holding Co., Ltd.	1,795,300	$9,300,210
Quanta Computer, Inc.	655,005	6,261,618
		15,561,828

United Kingdom - 12.44%
3i Group PLC	126,558	4,877,640
BAE Systems PLC	528,307	8,799,782
British American Tobacco PLC - Sponsored ADR	84,795	2,622,709
Coca-Cola Europacific Partners PLC	119,460	8,705,050
Diageo PLC	1,395	43,795
Glencore PLC	26,346	149,915
Shell PLC	204,327	7,328,771
Tesco PLC	1,110,029	4,287,771
		36,815,433

TOTAL COMMON STOCKS
(Cost $221,933,215)		283,195,192

TOTAL INVESTMENTS - 95.72%
(Cost $221,933,215)		$283,195,192

Other Assets in Excess of Liabilities - 4.28%		12,672,491

NET ASSETS - 100.00%		$295,867,683

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS - 90.11%
Banking - 8.34%
Bank of America Corp.	449,300	$17,868,661
Citigroup, Inc.	217,500	13,802,550
JPMorgan Chase & Co.	154,829	31,315,713
		62,986,924

Consumer Staple Products - 9.64%
Altria Group, Inc.	240,684	10,963,156
Diageo PLC - Sponsored ADR	83,667	10,548,735
Kenvue, Inc.	336,380	6,115,389
Philip Morris International, Inc.	217,595	22,048,901
Unilever PLC - Sponsored ADR	420,612	23,129,454
		72,805,635

Financial Services - 3.38%
Morgan Stanley	262,410	25,503,628

Health Care - 9.63%
Johnson & Johnson	138,387	20,226,644
Medtronic PLC	113,571	8,939,174
Merck & Co., Inc.	169,843	21,026,563
Novartis AG - ADR	211,900	22,558,874
		72,751,255

Industrial Products - 10.86%
General Dynamics Corp.	71,867	20,851,492
Johnson Controls International PLC	311,805	20,725,678
Raytheon Technologies Corp.	209,046	20,986,128
Siemens AG - Sponsored ADR	208,521	19,444,583
		82,007,881

Insurance - 5.48%
Chubb Ltd.	96,500	24,615,220
Travelers Cos., Inc.	82,291	16,733,052
		41,348,272

Materials - 2.20%
Dow, Inc.	313,733	16,643,536

Media - 2.58%
Comcast Corp., Class A	497,142	19,468,081

	Shares	Value (Note 2)
Oil & Gas - 8.78%
Chevron Corp.	140,013	$21,900,833
ConocoPhillips	190,389	21,776,694
Exxon Mobil Corp.	196,757	22,650,666
		66,328,193

Real Estate - 3.49%
Crown Castle, Inc.	137,480	13,431,796
VICI Properties, Inc.	450,000	12,888,000
		26,319,796

Retail & Wholesale - Discretionary - 5.31%
Genuine Parts Co.	144,175	19,942,286
Lowe's Cos., Inc.	91,292	20,126,234
		40,068,520

Retail & Wholesale - Staples - 2.41%
Target Corp.	122,957	18,202,554

Software & Tech Services - 2.96%
Microsoft Corp.	50,043	22,366,719

Tech Hardware & Semiconductors - 7.50%
Broadcom, Inc.	15,053	24,168,043
Cisco Systems, Inc.	418,573	19,886,403
Intel Corp.	407,279	12,613,431
		56,667,877

Telecommunications - 2.15%
AT&T, Inc.	850,681	16,256,514

Utilities - 5.40%
Duke Energy Corp.	178,400	17,881,032
NextEra Energy, Inc.	322,800	22,857,468
		40,738,500

TOTAL COMMON STOCKS
(Cost $314,462,318)		680,463,885

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Continued)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - 9.04%
Communication Services Select Sector SPDR Fund	159,700	$13,679,902
Consumer Staples Select Sector SPDR Fund	65,800	5,038,964
Financial Select Sector SPDR Fund	284,000	11,675,240
Health Care Select Sector SPDR Fund	138,400	20,171,800
Industrial Select Sector SPDR Fund	81,550	9,938,499
Real Estate Select Sector SPDR Fund	202,000	7,758,820

TOTAL EXCHANGE-TRADED FUNDS
(Cost $68,370,953)		68,263,225

TOTAL INVESTMENTS - 99.15%
(Cost $382,833,271)		$748,727,110

Other Assets in Excess of Liabilities- 0.85%		6,402,929

NET ASSETS - 100.00%		$755,130,039

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS - 98.57%
Banking - 20.45%
Ameris Bancorp	6,717	$338,201
Enterprise Financial Services Corp.	7,079	289,602
First Horizon Corp.	30,404	479,471
First Interstate BancSystem, Inc.	6,182	171,674
Premier Financial Corp.	18,853	385,733
Simmons First National Corp., Class A	14,845	260,975
SouthState Corp.	2,660	203,277
		2,128,933

Consumer Discretionary Products - 9.49%
Carter's, Inc.	3,241	200,845
Crocs, Inc.(a)	3,125	456,062
Standard Motor Products, Inc.	2,736	75,869
Under Armour, Inc., Class C(a)	39,167	255,761
		988,537

Consumer Discretionary Services - 6.03%
Cracker Barrel Old Country Store, Inc.	7,290	307,346
Marriott Vacations Worldwide Corp.	3,675	320,901
		628,247

Consumer Staple Products - 0.36%
Vector Group Ltd.	3,550	37,524

Financial Services - 14.01%
LendingTree, Inc.(a)	20,072	834,795
LoanDepot, Inc.(a)	200,620	331,023
PennyMac Financial Services, Inc.	3,097	292,976
		1,458,794

Health Care - 2.62%
Haemonetics Corp.(a)	1,309	108,294
Varex Imaging Corp.(a)	11,198	164,946
		273,240

Industrial Products - 4.83%
Spirit AeroSystems Holdings, Inc., Class A(a)	7,713	253,526
Terex Corp.	4,539	248,919
		502,445

Industrial Services - 8.33%
BGSF, Inc.	25,060	214,263
Great Lakes Dredge & Dock Corp.(a)	44,735	392,773
Korn Ferry	3,869	259,765
		866,801

	Shares	Value (Note 2)
Materials - 2.85%
Huntsman Corp.	13,025	$296,579

Oil & Gas - 14.29%
Civitas Resources, Inc.	3,774	260,406
Coterra Energy, Inc.	10,252	273,421
Helmerich & Payne, Inc.	3,990	144,199
Select Water Solutions, Inc.	26,385	282,319
Sitio Royalties Corp., Class A	8,908	210,318
Viper Energy, Inc.	8,450	317,128
		1,487,791

Real Estate - 9.74%
Cousins Properties, Inc.	21,050	487,307
Douglas Elliman, Inc.(a)	147,600	171,216
Highwoods Properties, Inc.	13,543	355,775
		1,014,298

Software & Tech Services - 2.65%
Unisys Corp.(a)	34,975	144,447
The Western Union Co.	10,755	131,426
		275,873

Utilities - 2.92%
Portland General Electric Co.	7,025	303,761

TOTAL COMMON STOCKS
(Cost $8,947,626)		10,262,823

EXCHANGE-TRADED FUNDS - 1.84%
iShares Russell 2000 Value ETF	1,258	191,593

TOTAL EXCHANGE-TRADED FUNDS
(Cost $187,887)		191,593

TOTAL INVESTMENTS - 100.41%
(Cost $9,135,513)		$10,454,416

Liabilities in Excess of Other Assets - (0.41%)		(42,910)

NET ASSETS - 100.00%		$10,411,506

(a)	Non-income producing security.

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS - 91.58%
Banking - 11.15%
Bank of America Corp.	21,429	$852,231
Citigroup, Inc.	12,716	806,957
JPMorgan Chase & Co.	4,363	882,461
		2,541,649

Consumer Discretionary Products - 3.03%
BorgWarner, Inc.	6,905	222,617
Mercedes-Benz Group AG	27,200	469,200
		691,817

Consumer Staple Products - 6.06%
Kenvue, Inc.	7,919	143,967
Mondelez International, Inc.	8,495	555,913
Unilever PLC - Sponsored ADR	12,393	681,491
		1,381,371

Financial Services - 5.03%
American Express Co.	1,759	407,296
Morgan Stanley	7,604	739,033
		1,146,329

Health Care - 12.59%
Cigna Group	2,202	727,915
Johnson & Johnson	3,259	476,335
Medtronic PLC	7,005	551,364
Merck & Co., Inc.	5,697	705,289
Pfizer, Inc.	14,674	410,578
		2,871,481

Industrial Products - 12.86%
Boeing Co.(a)	2,417	439,918
General Dynamics Corp.	2,325	674,575
Johnson Controls International PLC	5,929	394,101
Raytheon Technologies Corp.	6,897	692,390
Sensata Technologies Holding PLC	6,100	228,079
Siemens AG - Sponsored ADR	5,400	503,550
		2,932,613

Industrial Services - 1.96%
Canadian National Railway Co.	3,774	445,823

Insurance - 6.28%
Allstate Corp.	4,396	701,865
Chubb Ltd.	2,860	729,529
		1,431,394

	Shares	Value (Note 2)
Materials - 4.40%
Axalta Coating Systems Ltd.(a)	14,400	$492,048
Packaging Corp. of America	2,800	511,168
		1,003,216

Media - 2.58%
Comcast Corp., Class A	4,900	191,884
Walt Disney Co.	3,992	396,366
		588,250

Oil & Gas - 5.59%
Chevron Corp.	4,044	632,563
ConocoPhillips	5,621	642,930
		1,275,493

Retail & Wholesale - Discretionary - 3.04%
Lowe's Cos., Inc.	3,145	693,347

Retail & Wholesale - Staples - 1.19%
Archer-Daniels-Midland Co.	4,507	272,448

Software & Tech Services - 3.73%
Oracle Corp.	6,019	849,883

Tech Hardware & Semiconductors - 9.97%
Applied Materials, Inc.	4,157	981,010
Arrow Electronics, Inc.(a)	5,622	678,913
Cisco Systems, Inc.	12,901	612,927
		2,272,850

Telecommunications - 2.12%
Verizon Communications, Inc.	11,700	482,508

TOTAL COMMON STOCKS
(Cost $11,971,069)		20,880,472

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Continued)

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS - 6.93%
Communication Services Select Sector SPDR Fund	4,288	$367,310
Consumer Discretionary Select Sector SPDR Fund	2,236	407,846
Consumer Staples Select Sector SPDR Fund	2,557	195,815
Health Care Select Sector SPDR Fund	4,173	608,215

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,583,971)		1,579,186

TOTAL INVESTMENTS - 98.51%
(Cost $13,555,040)		$22,459,658

Other Assets in Excess of Liabilities- 1.49%		339,537

NET ASSETS - 100.00%		$22,799,195

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS - 92.12%
Brazil - 2.63%
Petroleo Brasileiro SA	2,116,509	$15,265,853
SLC Agricola SA	2,062,412	6,456,451
		21,722,304

China - 13.88%
BYD Co. Ltd.	809,000	24,026,364
China Construction Bank Corp.	31,773,300	23,487,524
Tencent Holdings Ltd.	541,200	25,674,705
Trip.com Group Ltd.(a)	475,200	22,489,250
Zijin Mining Group Co. Ltd.	9,076,000	19,123,207
		114,801,050

Greece - 7.31%
Eurobank Ergasias Services and Holdings SA(a)	10,035,426	21,761,758
Mytilineos SA	575,550	21,486,456
OPAP SA	1,094,630	17,162,392
		60,410,606

Hong Kong - 2.48%
AIA Group Ltd.	341,024	2,307,283
BOC Aviation Ltd.(b)(c)	565,020	4,035,953
CIMC Enric Holdings Ltd.	435,100	438,736
Samsonite International SA(b)(c)	2,440,500	7,274,373
Xinyi Glass Holdings Ltd.	5,882,900	6,442,494
		20,498,839

India - 13.69%
CapitaLand India Trust	1,847,000	1,332,786
ICICI Bank Ltd. - Sponsored ADR	908,050	26,160,920
NHPC Ltd.	5,913,000	7,128,035
Oil and Natural Gas Corp. Ltd.	3,104,995	10,189,296
Power Grid Corp. of India Ltd.	4,293,659	17,004,205
PowerGrid Infrastructure Investment Trust(b)(c)	2,931,600	3,372,197
REC Ltd.	3,158,390	19,866,216
State Bank of India	2,086,422	21,196,664
Tata Steel Ltd.	3,329,000	6,929,986
		113,180,305

Indonesia - 0.50%
Bank Rakyat Indonesia Persero Tbk PT	14,616,744	4,098,485
Telkom Indonesia Persero Tbk PT	1	0
		4,098,485

Kazakhstan - 3.07%
Kaspi.kz Joint Stock Co. - GDR	196,817	25,391,361

	Shares	Value (Note 2)
Mexico - 6.53%
Arca Continental, SAB de CV	1,109,882	$10,913,789
Banco del Bajio SA(b)(c)	1	3
Coca-Cola FEMSA, SAB de CV	1,509,550	12,984,028
Grupo Financiero Banorte, S.A.B. de CV	54,340	422,899
TF Administradora Industrial S de RL de CV	7,593,061	16,190,506
Prologis Property Mexico, SA de CV	4,145,385	13,513,570
		54,024,795

Nigeria - 0.78%
Airtel Africa PLC(b)(c)	4,279,290	6,473,954

Panama - 0.23%
Copa Holdings, SA, Class A	20,185	1,921,208

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(a)(c)(d)	25,467	0

Saudi Arabia - 0.69%
Saudi Arabian Oil Co.(b)(c)	778,000	5,733,247

South Africa - 1.42%
Anglo American PLC	371,061	11,725,665

South Korea - 12.09%
Hyundai Motor Co.	166,200	35,443,465
KB Financial Group, Inc.	432,000	24,572,219
KT&G Corp.	47,000	3,003,154
Macquarie Korea Infrastructure Fund	824,821	7,402,950
Samsung Electronics Co., Ltd.	502,800	29,591,699
		100,013,487

Taiwan - 19.49%
Ase Technology Holding Co., Ltd.	5,750,728	29,790,551
MediaTek, Inc.	679,869	29,280,873
Quanta Computer, Inc.	2,983,000	28,516,432
SINBON Electronics Co. Ltd.	7,000	62,980
Sunonwealth Electric Machine Industry Co. Ltd.	5,228,000	18,464,916
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	189,850	32,997,829
Unimicron Technology Corp.	1,024,380	5,667,516
Wiwynn Corp.	202,110	16,368,374
		161,149,471

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Continued)

	Shares	Value (Note 2)
Turkey - 1.07%
Koc Holding AS	1,277,000	$8,869,264

United Arab Emirates - 4.02%
Air Arabia PJSC	6,314,000	3,945,650
Aldar Properties PJSC	9,200,000	15,679,826
Emaar Development PJSC	4,523,800	9,853,090
Emaar Properties PJSC	1,502,000	3,353,226
TECOM Group PJSC	628,000	444,541
		33,276,333

United Kingdom - 0.07%
Endeavour Mining PLC	1	21
Glencore PLC	99,670	567,147
		567,168

United States - 0.80%
Laureate Education, Inc.	440,175	6,576,215

Vietnam - 1.37%
Gemadept Corp.	1,976,700	6,430,361
Ho Chi minh City Securities Corp.	4,781,200	4,905,062
		11,335,423

TOTAL COMMON STOCKS
(Cost $591,363,336)		761,769,180

PREFERRED STOCKS - 0.23%
Brazil - 0.23%
Itau Unibanco Holding SA	328,570	1,900,852

TOTAL PREFERRED STOCKS
(Cost $1,786,322)		1,900,852

	Shares	Value (Note 2)
PARTICIPATORY NOTES - 4.57%
China - 4.57%
Contemporary Amperex Technology Co., Ltd.	635,290	$15,740,517
Midea Group Co., Ltd.	2,481,013	22,023,704
		37,764,221

TOTAL PARTICIPATORY NOTES
(Cost $36,296,702)		37,764,221

TOTAL INVESTMENTS - 96.92%
(Cost $629,446,360)		$801,434,253

Other Assets in Excess of Liabilities- 3.08%		25,467,885

NET ASSETS - 100.00%		$826,902,138

(a)	Non-income producing security.

(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2024, these securities had an aggregate value of $26,889,727 or 3.25% of net assets.

(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2024, the aggregate market value of these securities was $26,889,727, representing 3.25% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

ADR - American Depositary Receipt

GDR - Gross Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2024

	Shares	Value (Note 2)
COMMON STOCKS - 98.69%
Banking - 8.74%
Bank of America Corp.	125,183	$4,978,528
JPMorgan Chase & Co.	18,149	3,670,817
Truist Financial Corp.(a)	132,620	5,152,287
		13,801,632

Consumer Staple Products - 15.18%
Altria Group, Inc.	89,130	4,059,872
Conagra Brands, Inc.	186,461	5,299,222
Kellanova	79,386	4,578,984
Kenvue, Inc.	252,643	4,593,050
Philip Morris International, Inc.	53,653	5,436,658
		23,967,786

Financial Services - 3.03%
Morgan Stanley(a)	49,245	4,786,122

Health Care - 13.78%
Baxter International, Inc.	142,551	4,768,331
Bristol-Myers Squibb Co.	137,886	5,726,406
Medtronic PLC	73,058	5,750,395
Novartis AG - ADR	51,885	5,523,677
		21,768,809

Industrial Products - 7.39%
3M Co.(a)	46,847	4,787,295
General Dynamics Corp.	11,832	3,432,937
Johnson Controls International PLC	52,049	3,459,697
		11,679,929

Industrial Services - 1.77%
United Parcel Service, Inc., Class B	20,482	2,802,962

Insurance - 1.91%
Travelers Cos., Inc.	14,860	3,021,632

Materials - 4.27%
Dow, Inc.	71,197	3,777,001
Rio Tinto PLC - Sponsored ADR	44,949	2,963,487
		6,740,488

Media - 2.74%
Comcast Corp., Class A	110,639	4,332,623

	Shares	Value (Note 2)
Oil & Gas - 11.27%
Chevron Corp.	37,040	$5,793,797
EOG Resources, Inc.	53,900	6,784,393
Exxon Mobil Corp.	45,316	5,216,778
		17,794,968

Real Estate - 6.96%
Healthpeak Properties, Inc.	275,355	5,396,958
VICI Properties, Inc.	195,663	5,603,788
		11,000,746

Retail & Wholesale - Discretionary - 1.03%
Genuine Parts Co.	11,782	1,629,686

Software & Tech Services - 2.15%
International Business Machines Corp.	19,595	3,388,955

Tech Hardware & Semiconductors - 3.98%
Cisco Systems, Inc.	132,200	6,280,822

Telecommunications - 6.62%
BCE, Inc.	122,287	3,958,430
Verizon Communications, Inc.	157,534	6,496,702
		10,455,132

Utilities - 7.87%
Duke Energy Corp.	62,511	6,265,477
PPL Corp.	222,786	6,160,033
		12,425,510

TOTAL COMMON STOCKS
(Cost $157,836,921)		155,877,802

TOTAL INVESTMENTS - 98.69%
(Cost $157,836,921)		$155,877,802

Other Assets in Excess of Liabilities- 1.31%		2,062,397

NET ASSETS - 100.00%		$157,940,199

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2024.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Continued)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.11%)
3M Co., Expires July 2024, Exercise Price $108.00	$(4,782,492)	(468)	$(19,656)
Morgan Stanley, Expires July 2024, Exercise Price $103.00	(2,876,824)	(296)	(18,944)
Novartis AG - ADR, Expires July 2024, Exercise Price $110.00	(5,514,628)	(518)	(44,077)
Truist Financial Corp., Expires July 2024, Exercise Price $39.50	(5,151,510)	(1,326)	(87,516)

TOTAL WRITTEN OPTIONS
(Premiums received $172,235)			$(170,193)

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund

ASSETS:
Investments, at value	$283,195,192	$748,727,110	$10,454,416	$22,459,658	$801,434,253	$155,877,802
Cash	14,418,453	4,095,718	16,257	337,498	21,152,724	2,155,572
Foreign currencies, at value	7,684	—	—	—	1,667,507	—
Receivable for investments sold	—	—	—	—	1,141,704	104,920
Receivable for fund shares sold	637,648	633,718	—	4,177	5,679,324	292,030
Dividends receivable	1,969,532	2,633,460	14,602	45,556	3,370,013	630,477
Receivable due from Investment Advisor	—	—	9,103	4,077	—	—
Prepaid expenses and other assets	33,100	40,921	12,555	35,790	55,596	18,248
Total Assets	300,261,609	756,130,927	10,506,933	22,886,756	834,501,121	159,079,049
LIABILITIES:
Written options, at value	—	—	—	—	—	170,193
Payable to Investment Advisor	198,635	439,098	—	—	502,130	75,032
Payable for investments purchased	3,642,907	—	—	—	1,847,730	—
Payable for shares redeemed	404,158	365,457	—	—	244,419	779,766
Distribution fees payable	1,576	36,194	174	768	8,396	8,234
Trustees' fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Professional fees payable	60,066	50,066	50,066	50,066	50,066	50,066
Capital gains tax payable	—	—	—	—	4,709,066	—
Accrued expenses and other liabilities	66,584	90,073	25,187	16,727	217,176	35,559
Total Liabilities	4,393,926	1,000,888	95,427	87,561	7,598,983	1,138,850
NET ASSETS	$295,867,683	$755,130,039	$10,411,506	$22,799,195	$826,902,138	$157,940,199

NET ASSETS CONSIST OF
Paid in capital	$268,050,232	$344,380,021	$9,077,575	$13,655,144	$746,068,741	$166,673,942
Total distributable earnings	27,817,451	410,750,018	1,333,931	9,144,051	80,833,397	(8,733,743)
NET ASSETS	$295,867,683	$755,130,039	$10,411,506	$22,799,195	$826,902,138	$157,940,199

Investments, at cost	$221,933,215	$382,833,271	$9,135,513	$13,555,040	$629,446,360	$157,836,921
Foreign currencies, at cost	7,646	—	—	—	1,667,590	—
Premiums received on written options	—	—	—	—	—	172,235

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (Continued)

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES
Retail Class:
Net Asset Value, offering and redemption price per share	$11.11		$14.11	$13.01	$13.53	$12.89	$10.06
Net Assets	$4,479,568		$78,463,281	$358,751	$1,616,549	$36,906,798	$5,422,525
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	403,355		5,561,175	27,584	119,476	2,863,943	538,820

Class C:
Net Asset Value, offering and redemption price per share	$11.03		$13.76	$11.45	$13.49	$12.66	$10.08
Net Assets	$773,850		$23,433,344	$125,227	$522,245	$1,612,005	$8,591,575
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	70,178		1,702,946	10,935	38,705	127,347	852,396

Class I:
Net Asset Value, offering and redemption price per share	$11.24		$14.13	$13.60	$13.47	$13.01	$10.15
Net Assets	$290,613,474		$651,821,484	$9,927,528	$20,660,401	$788,383,335	$143,926,099
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	25,859,925		46,140,824	730,121	1,533,404	60,585,561	14,179,129

Class R1:
Net Asset Value, offering and redemption price per share	—		$10.75	—	—	—	—
Net Assets	—		$864,787	—	—	—	—
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	—		80,479	—	—	—	—

Class R2:
Net Asset Value, offering and redemption price per share	$13.20	*	$11.07	—	—	—	—
Net Assets	$791		$547,143	—	—	—	—
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	60		49,428	—	—	—	—

*Per share amounts may not recalculate due to rounding.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS

June 30, 2024

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund

INVESTMENT INCOME:
Dividends*	$11,097,775	$26,145,117	$300,877	$572,637	$24,428,659	$7,310,806
Interest and other income	252,229	396,243	6,029	10,560	650,935	249,730
Total Investment Income	11,350,004	26,541,360	306,906	583,197	25,079,594	7,560,536
EXPENSES:
Investment advisory fees (Note 6)	2,658,144	8,153,520	116,592	221,038	6,044,082	1,747,149
Administrative fees	102,342	280,760	21,753	18,744	207,927	76,857
Distribution fees (Note 7)
Retail Class	11,506	211,170	1,059	4,407	48,987	17,062
Class C	8,326	260,560	1,245	5,959	14,880	89,298
Class R1	—	4,020	—	—	—	—
Class R2	2	1,291	—	—	—	—
Registration and filing fees	75,068	77,501	37,131	39,053	68,598	55,142
Custody fees	109,958	26,580	4,574	2,646	705,214	11,375
Transfer agent fees	69,150	127,669	46,863	47,181	68,272	60,104
Legal fees	51,632	51,632	51,632	43,861	40,482	40,482
Professional fees	65,591	64,339	62,693	62,693	67,304	65,249
Trustees' fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	61,901	119,616	21,643	18,965	102,622	47,031
Total Expenses	3,293,620	9,458,658	445,185	544,547	7,448,368	2,289,749
Less expenses reimbursed from Investment Advisor (Note 6)
Retail Class	(10,765)	(298,532)	(11,920)	(29,561)	(42,819)	(34,433)
Class C	(1,937)	(92,090)	(3,495)	(10,030)	(3,203)	(45,451)
Class I	(601,607)	(2,475,106)	(310,944)	(328,810)	(1,283,330)	(794,701)
Class R1	—	(816)	—	—	—	—
Class R2	—	(526)	—	—	—	—
Net Expenses	2,679,311	6,591,588	118,826	176,146	6,119,016	1,415,164
NET INVESTMENT INCOME	8,670,693	19,949,772	188,080	407,051	18,960,578	6,145,372
Net realized gain/(loss) on:
Investments	8,629,554	73,565,691	308,737	1,090,334	20,076,276	(3,948,114)
Written options	—	—	—	—	—	3,701,793
Capital gains tax	—	—	—	—	(5,487,729)	—
Foreign currency related transactions	(176,710)	(4,227)	—	77	(435,753)	(1,607)
Total Net realized gain/loss	8,452,844	73,561,464	308,737	1,090,411	14,152,794	(247,928)
Net change in unrealized appreciation/depreciation on:
Investments	18,500,152	(40,851,896)	(91,747)	374,389	97,103,131	518,760
Written options	—	—	—	—	—	117,073
Capital gains tax	—	—	—	—	(4,196,543)	—
Foreign currency related translations	(5,196)	(1,356)	—	—	(28,924)	(356)
Total Net change in unrealized appreciation/depreciation	18,494,956	(40,853,252)	(91,747)	374,389	92,877,664	635,477
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	26,947,800	32,708,212	216,990	1,464,800	107,030,458	387,549
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,618,493	$52,657,984	$405,070	$1,871,851	$125,991,036	$6,532,921
*Foreign taxes withheld on dividends	$1,419,971	$293,061	$—	$8,919	$3,034,340	$88,206

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2024

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
OPERATIONS
Net investment income	$8,670,693	$6,891,007	$19,949,772	$25,731,047
Net realized gain/(loss)	8,452,844	(10,900,304)	73,561,464	59,325,031
Net change in unrealized appreciation/depreciation	18,494,956	32,322,975	(40,853,252)	(2,723,116)
Net Increase in net assets resulting from operations	35,618,493	28,313,678	52,657,984	82,332,962
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(194,790)	(129,178)	(9,550,518)	(8,442,117)
Class C	(29,814)	(20,807)	(2,751,770)	(2,445,946)
Class I	(11,294,321)	(6,571,030)	(77,890,142)	(72,658,297)
Class R1	—	—	(111,101)	(73,086)
Class R2	(26)	(16)	(69,324)	(40,208)
Net (decrease) in net assets from distributions	(11,518,951)	(6,721,031)	(90,372,855)	(83,659,654)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	2,452,193	3,072,075	36,607,703	12,471,663
Class C	282,110	92,080	2,682,828	2,925,023
Class I	89,973,454	138,828,222	129,771,530	159,672,791
Class R1	—	—	28,425	32,010
Class R2	—	685	68,303	297,583
Dividends reinvested
Retail Class	183,042	118,524	9,218,992	8,150,528
Class C	27,406	18,297	2,679,180	2,393,537
Class I	7,384,759	4,002,478	64,776,480	59,066,364
Class R1	—	—	111,102	73,086
Class R2	26	15	69,325	40,208
Shares redeemed
Retail Class	(3,324,196)	(3,092,075)	(57,784,825)	(32,720,047)
Class C	(584,481)	(299,866)	(11,155,296)	(6,404,039)
Class I	(71,227,255)	(97,884,607)	(312,935,609)	(280,465,883)
Class R1	—	—	(809)	(4,747)
Class R2	(14)	(673)	(67,401)	(481,284)
Redemption fees
Retail Class	141	—	—	—
Class C	—	—	—	1,012
Class I	—	59	5,882	25
Class R1	—	—	—	—
Class R2	—	—	—	—
Net Increase/(Decrease) in net assets derived from capital share
transactions	25,167,185	44,855,214	(135,924,190)	(74,952,170)
Net Increase/(Decrease) in net assets	49,266,727	66,447,861	(173,639,061)	(76,278,862)
NET ASSETS
Beginning of year	246,600,956	180,153,095	928,769,100	1,005,047,962
End of year	$295,867,683	$246,600,956	$755,130,039	$928,769,100

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2024

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
OPERATIONS
Net investment income	$188,080	$190,674	$407,051	$382,304
Net realized gain/(loss)	308,737	(147,927)	1,090,411	923,895
Net change in unrealized appreciation/depreciation	(91,747)	483,691	374,389	909,811
Net Increase in net assets resulting from operations	405,070	526,438	1,871,851	2,216,010
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(9,143)	(80,789)	(157,435)	(128,947)
Class C	(1,638)	(9,777)	(45,116)	(49,253)
Class I	(264,690)	(885,484)	(1,753,440)	(1,442,176)
Net (decrease) in net assets from distributions	(275,471)	(976,050)	(1,955,991)	(1,620,376)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	16,644	939,392	968,022	62,772
Class C	—	68,466	23,920	45,000
Class I	976,707	8,272,363	244,147	2,540,586
Dividends reinvested
Retail Class	9,143	80,789	157,435	128,948
Class C	1,637	9,777	45,116	49,253
Class I	264,091	883,647	1,753,440	1,442,176
Shares redeemed
Retail Class	(228,681)	(808,237)	(1,441,605)	(239,936)
Class C	(4,820)	(6,838)	(255,478)	(189,977)
Class I	(3,724,492)	(4,303,557)	(1,031,533)	(5,540,265)
Redemption fees
Retail Class	—	—	—	—
Class C	—	—	—	—
Class I	—	230	—	—
Net Increase/(Decrease) in net assets derived from capital share transactions	(2,689,771)	5,136,032	463,464	(1,701,443)
Net Increase/(Decrease) in net assets	(2,560,172)	4,686,420	379,324	(1,105,809)
NET ASSETS
Beginning of year	12,971,678	8,285,258	22,419,871	23,525,680
End of year	$10,411,506	$12,971,678	$22,799,195	$22,419,871

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2024

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
OPERATIONS
Net investment income	$18,960,578	$16,385,942	$6,145,372	$6,161,306
Net realized gain/(loss)	14,152,794	(27,147,239)	(247,928)	(4,853,149)
Net change in unrealized appreciation	92,877,664	66,904,936	635,477	10,158,076
Net Increase in net assets resulting from operations	125,991,036	56,143,639	6,532,921	11,466,233
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(733,916)	(357,733)	(279,270)	(201,202)
Class C	(44,455)	(49,651)	(270,613)	(278,451)
Class I	(21,464,371)	(15,416,367)	(5,593,883)	(6,621,342)
From tax return of capital
Retail Class	—	—	(167,956)	(97,776)
Class C	—	—	(215,156)	(133,283)
Class I	—	—	(4,333,867)	(3,463,743)
Net (decrease) in net assets from distributions	(22,242,742)	(15,823,751)	(10,860,745)	(10,795,797)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	31,464,496	3,175,041	5,612,933	5,681,472
Class C	13,650	37,200	1,364,845	4,158,245
Class I	410,548,440	180,676,768	40,691,506	123,798,122
Dividends reinvested
Retail Class	673,558	319,465	394,190	265,952
Class C	43,617	47,976	455,723	356,364
Class I	19,441,776	14,391,049	9,413,722	9,615,323
Shares redeemed
Retail Class	(8,260,486)	(2,252,646)	(5,609,550)	(3,810,606)
Class C	(98,617)	(236,006)	(3,022,053)	(1,689,331)
Class I	(157,938,225)	(120,413,617)	(119,814,457)	(76,565,807)
Redemption fees
Retail Class	718	—	—	—
Class C	—	—	—	41
Class I	1,333	2,051	73	3,928
Net Increase/(Decrease) in net assets derived from capital share transactions	295,890,260	75,747,281	(70,513,068)	61,813,703
Net Increase/(Decrease) in net assets	399,638,554	116,067,169	(74,840,892)	62,484,139
NET ASSETS
Beginning of year	427,263,584	311,196,415	232,781,091	170,296,952
End of year	$826,902,138	$427,263,584	$157,940,199	$232,781,091

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$10.17	$9.16	$10.94	$8.79	$9.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.29	0.24	0.28	0.19
Net realized and unrealized gain/loss	1.08	1.00	(1.71)	2.15	(0.66)
Total from Investment Operations	1.38	1.29	(1.47)	2.43	(0.47)

DISTRIBUTIONS:
From distributable earnings	(0.44)	(0.28)	(0.31)	(0.28)	(0.29)
Total Distributions	(0.44)	(0.28)	(0.31)	(0.28)	(0.29)

Net Increase/(Decrease) in net asset value	0.94	1.01	(1.78)	2.15	(0.76)
Net Asset Value, End of Period	$11.11	$10.17	$9.16	$10.94	$8.79
TOTAL RETURN(b)	13.92%	14.28%	(13.71%)	27.95%	(4.99%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$4,480	$4,776	$4,188	$6,267	$5,438
Ratio of operating expenses to average net assets excluding waivers	1.48%	1.56%	1.51%	1.52%	1.55%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.64%	2.72%	1.97%	2.57%	1.71%
Ratio of net investment income to average net assets including waivers	2.87%	3.03%	2.23%	2.84%	2.01%
Portfolio Turnover Rate	70%	63%	75%	57%	64%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$10.12	$9.11	$10.90	$8.78	$9.53

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.20	0.20	0.22	0.11
Net realized and unrealized gain/loss	1.08	1.02	(1.75)	2.12	(0.65)
Total from Investment Operations	1.29	1.22	(1.55)	2.34	(0.54)

DISTRIBUTIONS:
From distributable earnings	(0.38)	(0.21)	(0.24)	(0.22)	(0.21)
Total Distributions	(0.38)	(0.21)	(0.24)	(0.22)	(0.21)

Net Increase/(Decrease) in net asset value	0.91	1.01	(1.79)	2.12	(0.75)
Net Asset Value, End of Period	$11.03	$10.12	$9.11	$10.90	$8.78
TOTAL RETURN(b)	13.02%	13.50%	(14.38%)	26.92%	(5.71%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$774	$985	$1,071	$1,387	$1,084
Ratio of operating expenses to average net assets excluding waivers	2.23%	2.31%	2.26%	2.27%	2.29%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.79%	1.83%	1.64%	1.93%	0.92%
Ratio of net investment income to average net assets including waivers	2.02%	2.14%	1.90%	2.20%	1.21%
Portfolio Turnover Rate	70%	63%	75%	57%	64%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$10.28	$9.25	$11.03	$8.86	$9.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.33	0.34	0.32	0.21
Net realized and unrealized gain/loss	1.07	1.00	(1.80)	2.15	(0.67)
Total from Investment Operations	1.42	1.33	(1.46)	2.47	(0.46)

DISTRIBUTIONS:
From distributable earnings	(0.46)	(0.30)	(0.32)	(0.30)	(0.31)
Total Distributions	(0.46)	(0.30)	(0.32)	(0.30)	(0.31)

Net Increase/(Decrease) in net asset value	0.96	1.03	(1.78)	2.17	(0.77)
Net Asset Value, End of Period	$11.24	$10.28	$9.25	$11.03	$8.86
TOTAL RETURN(b)	14.18%	14.63%	(13.49%)	28.24%	(4.81%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$290,613	$240,839	$174,893	$188,481	$137,044
Ratio of operating expenses to average net assets excluding waivers	1.23%	1.30%	1.26%	1.27%	1.30%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	3.04%	3.06%	2.90%	2.86%	1.99%
Ratio of net investment income to average net assets including waivers	3.27%	3.36%	3.16%	3.13%	2.29%
Portfolio Turnover Rate	70%	63%	75%	57%	64%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class R2
Net Asset Value, Beginning of Period	$11.98	$10.76	$12.78	$10.23	$11.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.32	0.37	0.30	0.17
Net realized and unrealized gain/loss	1.26	1.17	(2.12)	2.51	(0.75)
Total from Investment Operations	1.66	1.49	(1.75)	2.81	(0.58)

DISTRIBUTIONS:
From distributable earnings	(0.44)	(0.27)	(0.27)	(0.26)	(0.25)
Total Distributions	(0.44)	(0.27)	(0.27)	(0.26)	(0.25)

Net Increase/(Decrease) in net asset value	1.22	1.22	(2.02)	2.55	(0.83)
Net Asset Value, End of Period	$13.20	$11.98	$10.76	$12.78	$10.23
TOTAL RETURN(b)	14.18%	14.07%	(13.85%)	27.70%	(5.24%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1	$1	$1	$4	$4
Ratio of operating expenses to average net assets excluding waivers	1.03%	1.46%	1.25%	1.54%	1.54%
Ratio of operating expenses to average net assets including waivers	1.03%	1.46%	1.25%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	3.17%	2.82%	2.99%	2.56%	1.51%
Ratio of net investment income to average net assets including waivers	3.17%	2.82%	2.99%	2.60%	1.55%
Portfolio Turnover Rate	70%	63%	75%	57%	64%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$14.77	$14.83	$17.09	$14.07	$16.91

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.36	0.33	0.37	0.37
Net realized and unrealized gain/loss	0.67	0.84	(0.78)	4.26	(2.13)
Total from Investment Operations	0.99	1.20	(0.45)	4.63	(1.76)

DISTRIBUTIONS:
From distributable earnings	(1.65)	(1.26)	(1.81)	(1.61)	(1.08)
Total Distributions	(1.65)	(1.26)	(1.81)	(1.61)	(1.08)

Net Increase/(Decrease) in net asset value	(0.66)	(0.06)	(2.26)	3.02	(2.84)
Net Asset Value, End of Period	$14.11	$14.77	$14.83	$17.09	$14.07
TOTAL RETURN(b)	7.41%	8.26%	(3.53%)	35.10%	(11.27%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$78,463	$94,318	$106,659	$129,052	$122,691
Ratio of operating expenses to average net assets excluding waivers	1.35%	1.36%	1.34%	1.34%	1.33%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.91%	2.04%	1.62%	2.04%	1.99%
Ratio of net investment income to average net assets including waivers	2.26%	2.40%	1.96%	2.38%	2.32%
Portfolio Turnover Rate	38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$14.45	$14.55	$16.82	$13.87	$16.69

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.24	0.20	0.25	0.25
Net realized and unrealized gain/loss	0.65	0.83	(0.77)	4.21	(2.10)
Total from Investment Operations	0.86	1.07	(0.57)	4.46	(1.85)

DISTRIBUTIONS:
From distributable earnings	(1.55)	(1.17)	(1.70)	(1.51)	(0.97)
Total Distributions	(1.55)	(1.17)	(1.70)	(1.51)	(0.97)

Net Increase/(Decrease) in net asset value	(0.69)	(0.10)	(2.27)	2.95	(2.82)
Net Asset Value, End of Period	$13.76	$14.45	$14.55	$16.82	$13.87
TOTAL RETURN(b)	6.61%	7.46%	(4.30%)	34.16%	(11.94%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$23,433	$30,603	$31,861	$35,626	$35,533
Ratio of operating expenses to average net assets excluding waivers	2.10%	2.11%	2.09%	2.09%	2.08%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.15%	1.29%	0.88%	1.30%	1.24%
Ratio of net investment income to average net assets including waivers	1.50%	1.65%	1.22%	1.64%	1.57%
Portfolio Turnover Rate	38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$14.78	$14.84	$17.11	$14.07	$16.92

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.40	0.37	0.41	0.41
Net realized and unrealized gain/loss	0.68	0.84	(0.79)	4.28	(2.14)
Total from Investment Operations	1.03	1.24	(0.42)	4.69	(1.73)

DISTRIBUTIONS:
From distributable earnings	(1.68)	(1.30)	(1.85)	(1.65)	(1.12)
Total Distributions	(1.68)	(1.30)	(1.85)	(1.65)	(1.12)

Net Increase/(Decrease) in net asset value	(0.65)	(0.06)	(2.27)	3.04	(2.85)
Net Asset Value, End of Period	$14.13	$14.78	$14.84	$17.11	$14.07
TOTAL RETURN(b)	7.73%	8.52%	(3.35%)	35.58%	(11.10%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$651,821	$802,559	$865,159	$995,683	$915,992
Ratio of operating expenses to average net assets excluding waivers	1.10%	1.11%	1.08%	1.09%	1.08%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.15%	2.29%	1.88%	2.29%	2.24%
Ratio of net investment income to average net assets including waivers	2.50%	2.65%	2.21%	2.63%	2.57%
Portfolio Turnover Rate	38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class R1
Net Asset Value, Beginning of Period	$11.64	$11.94	$14.07	$11.79	$14.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.23	0.20	0.24	0.24
Net realized and unrealized gain/loss	0.51	0.68	(0.62)	3.53	(1.78)
Total from Investment Operations	0.70	0.91	(0.42)	3.77	(1.54)

DISTRIBUTIONS:
From distributable earnings	(1.59)	(1.21)	(1.71)	(1.49)	(1.01)
Total Distributions	(1.59)	(1.21)	(1.71)	(1.49)	(1.01)

Net Increase/(Decrease) in net asset value	(0.89)	(0.30)	(2.13)	2.28	(2.55)
Net Asset Value, End of Period	$10.75	$11.64	$11.94	$14.07	$11.79
TOTAL RETURN(b)	6.91%	7.76%	(4.04%)	34.49%	(11.72%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$865	$782	$700	$733	$560
Ratio of operating expenses to average net assets excluding waivers	1.60%	1.61%	1.58%	1.59%	1.58%
Ratio of operating expenses to average net assets including waivers	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	1.67%	1.81%	1.38%	1.79%	1.76%
Ratio of net investment income to average net assets including waivers	1.77%	1.92%	1.46%	1.88%	1.84%
Portfolio Turnover Rate	38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class R2
Net Asset Value, Beginning of Period	$11.94	$12.21	$14.35	$11.99	$14.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.26	0.24	0.28	0.28
Net realized and unrealized gain/loss	0.52	0.70	(0.64)	3.60	(1.82)
Total from Investment Operations	0.75	0.96	(0.40)	3.88	(1.54)

DISTRIBUTIONS:
From distributable earnings	(1.62)	(1.23)	(1.74)	(1.52)	(1.04)
Total Distributions	(1.62)	(1.23)	(1.74)	(1.52)	(1.04)

Net Increase/(Decrease) in net asset value	(0.87)	(0.27)	(2.14)	2.36	(2.58)
Net Asset Value, End of Period	$11.07	$11.94	$12.21	$14.35	$11.99
TOTAL RETURN(b)	7.13%	8.05%	(3.82%)	34.83%	(11.53%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$547	$507	$669	$1,036	$920
Ratio of operating expenses to average net assets excluding waivers	1.35%	1.36%	1.33%	1.35%	1.58%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.92%	2.03%	1.58%	2.04%	1.75%
Ratio of net investment income to average net assets including waivers	2.02%	2.14%	1.66%	2.14%	2.08%
Portfolio Turnover Rate	38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$12.62	$13.21	$15.98	$9.40	$11.36

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.19	0.14	0.01	0.05
Net realized and unrealized gain/loss	0.51	0.34	(1.06)	6.57	(1.65)
Total from Investment Operations	0.68	0.53	(0.92)	6.58	(1.60)

DISTRIBUTIONS:
From distributable earnings	(0.29)	(1.12)	(1.85)	—	(0.36)
Total Distributions	(0.29)	(1.12)	(1.85)	—	(0.36)

Net Increase/(Decrease) in net asset value	0.39	(0.59)	(2.77)	6.58	(1.96)
Net Asset Value, End of Period	$13.01	$12.62	$13.21	$15.98	$9.40
TOTAL RETURN(b)	5.39%	3.95%	(6.35%)	70.00%	(14.79%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$359	$559	$373	$637	$267
Ratio of operating expenses to average net assets excluding waivers	4.07%	4.88%	4.25%	4.87%	7.38%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(1.48%)	(2.21%)	(2.10%)	(3.55%)	(5.65%)
Ratio of net investment income to average net assets including waivers	1.34%	1.42%	0.90%	0.07%	0.48%
Portfolio Turnover Rate	72%	70%	31%	70%	111%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$11.10	$11.66	$14.43		$8.56	$10.41

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.08	0.08	(0.00	)(b)	(0.08)	(0.02)
Net realized and unrealized gain/loss	0.42	0.32	(0.92)		5.95	(1.50)
Total from Investment Operations	0.50	0.40	(0.92)		5.87	(1.52)

DISTRIBUTIONS:
From distributable earnings	(0.15)	(0.96)	(1.85)		—	(0.33)
Total Distributions	(0.15)	(0.96)	(1.85)		—	(0.33)

Net Increase/(Decrease) in net asset value	0.35	(0.56)	(2.77)		5.87	(1.85)
Net Asset Value, End of Period	$11.45	$11.10	$11.66		$14.43	$8.56
TOTAL RETURN(c)	4.47%	3.28%	(7.11%)		68.57%	(15.32%)

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$125	$125	$65		$336	$399
Ratio of operating expenses to average net assets excluding waivers	4.81%	5.62%	5.04%		5.96%	7.22%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%		2.00%	2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.14%)	(2.90%)	(3.07%)		(4.62%)	(5.49%)
Ratio of net investment income/(loss) to average net assets including waivers	0.67%	0.72%	(0.03%)		(0.66%)	(0.27%)
Portfolio Turnover Rate	72%	70%	31%		70%	111%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Amount represents less than $0.005 per common share.

(c)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$13.19	$13.69	$16.45	$9.68	$11.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.24	0.18	0.05	0.08
Net realized and unrealized gain/loss	0.52	0.35	(1.09)	6.75	(1.69)
Total from Investment Operations	0.74	0.59	(0.91)	6.80	(1.61)

DISTRIBUTIONS:
From distributable earnings	(0.33)	(1.09)	(1.85)	(0.03)	(0.37)
Total Distributions	(0.33)	(1.09)	(1.85)	(0.03)	(0.37)

Net Increase/(Decrease) in net asset value	0.41	(0.50)	(2.76)	6.77	(1.98)
Net Asset Value, End of Period	$13.60	$13.19	$13.69	$16.45	$9.68
TOTAL RETURN(b)	5.61%	4.25%	(6.11%)	70.34%	(14.49%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$9,928	$12,288	$7,848	$7,817	$3,570
Ratio of operating expenses to average net assets excluding waivers	3.80%	4.56%	4.00%	4.72%	7.57%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(1.16%)	(1.84%)	(1.85%)	(3.38%)	(5.80%)
Ratio of net investment income to average net assets including waivers	1.64%	1.72%	1.15%	0.34%	0.77%
Portfolio Turnover Rate	72%	70%	31%	70%	111%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$13.61	$13.27	$15.85	$13.87	$16.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.19	0.20	0.25	0.26
Net realized and unrealized gain/loss	0.89	1.06	(1.10)	3.99	(0.93)
Total from Investment Operations	1.11	1.25	(0.90)	4.24	(0.67)

DISTRIBUTIONS:
From distributable earnings	(1.19)	(0.91)	(1.68)	(2.26)	(2.02)
Total Distributions	(1.19)	(0.91)	(1.68)	(2.26)	(2.02)

Net Increase/(Decrease) in net asset value	(0.08)	0.34	(2.58)	1.98	(2.69)
Net Asset Value, End of Period	$13.53	$13.61	$13.27	$15.85	$13.87
TOTAL RETURN(b)	8.70%	9.67%	(6.72%)	33.12%	(5.38%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,617	$1,953	$1,947	$2,231	$1,358
Ratio of operating expenses to average net assets excluding waivers	2.68%	3.54%	2.23%	2.31%	2.25%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.04%)	(1.11%)	0.07%	0.34%	0.50%
Ratio of net investment income to average net assets including waivers	1.64%	1.43%	1.30%	1.65%	1.75%
Portfolio Turnover Rate	27%	27%	36%	40%	18%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$13.58	$13.24	$15.82	$13.85	$16.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.09	0.09	0.12	0.15
Net realized and unrealized gain/loss	0.88	1.06	(1.11)	4.00	(0.93)
Total from Investment Operations	1.00	1.15	(1.02)	4.12	(0.78)

DISTRIBUTIONS:
From distributable earnings	(1.09)	(0.81)	(1.56)	(2.15)	(1.92)
Total Distributions	(1.09)	(0.81)	(1.56)	(2.15)	(1.92)

Net Increase/(Decrease) in net asset value	(0.09)	0.34	(2.58)	1.97	(2.70)
Net Asset Value, End of Period	$13.49	$13.58	$13.24	$15.82	$13.85
TOTAL RETURN(b)	7.85%	8.88%	(7.45%)	32.18%	(6.11%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$522	$711	$783	$596	$360
Ratio of operating expenses to average net assets excluding waivers	3.43%	4.28%	3.01%	3.05%	2.93%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(0.79%)	(1.85%)	(0.66%)	(0.49%)	(0.20%)
Ratio of net investment income to average net assets including waivers	0.89%	0.68%	0.60%	0.81%	0.98%
Portfolio Turnover Rate	27%	27%	36%	40%	18%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$13.55	$13.22	$15.80	$13.84	$16.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.23	0.24	0.28	0.31
Net realized and unrealized gain/loss	0.89	1.05	(1.10)	3.98	(0.93)
Total from Investment Operations	1.14	1.28	(0.86)	4.26	(0.62)

DISTRIBUTIONS:
From distributable earnings	(1.22)	(0.95)	(1.72)	(2.30)	(2.09)
Total Distributions	(1.22)	(0.95)	(1.72)	(2.30)	(2.09)

Net Increase/(Decrease) in net asset value	(0.08)	0.33	(2.58)	1.96	(2.71)
Net Asset Value, End of Period	$13.47	$13.55	$13.22	$15.80	$13.84
TOTAL RETURN(b)	8.98%	9.96%	(6.51%)	33.42%	(5.12%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$20,660	$19,756	$20,795	$24,287	$21,644
Ratio of operating expenses to average net assets excluding waivers	2.42%	3.29%	1.98%	2.08%	1.88%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	0.22%	(0.86%)	0.31%	0.59%	0.84%
Ratio of net investment income to average net assets including waivers	1.89%	1.68%	1.54%	1.92%	1.97%
Portfolio Turnover Rate	27%	27%	36%	40%	18%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$10.90	$9.74	$12.30	$8.95	$10.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.46	0.36	0.29	0.27
Net realized and unrealized gain/loss	2.03	1.14	(2.54)	3.30	(1.23)
Total from Investment Operations	2.40	1.60	(2.18)	3.59	(0.96)

DISTRIBUTIONS:
From distributable earnings	(0.41)	(0.44)	(0.38)	(0.24)	(0.35)
Total Distributions	(0.41)	(0.44)	(0.38)	(0.24)	(0.35)

Net Increase/(Decrease) in net asset value	1.99	1.16	(2.56)	3.35	(1.31)
Net Asset Value, End of Period	$12.89	$10.90	$9.74	$12.30	$8.95
TOTAL RETURN(b)	22.55%	16.93%	(17.95%)	40.49%	(9.47%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$36,907	$9,734	$7,492	$9,819	$10,199
Ratio of operating expenses to average net assets excluding waivers	1.47%	1.54%	1.49%	1.52%	1.49%
Ratio of operating expenses to average net assets including waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.85%	4.26%	2.91%	2.35%	2.51%
Ratio of net investment income to average net assets including waivers	3.07%	4.55%	3.15%	2.62%	2.75%
Portfolio Turnover Rate	74%	65%	87%	80%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$10.73	$9.59	$12.14	$8.84	$10.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.37	0.28	0.21	0.19
Net realized and unrealized gain/loss	2.04	1.13	(2.51)	3.26	(1.21)
Total from Investment Operations	2.28	1.50	(2.23)	3.47	(1.02)

DISTRIBUTIONS:
From distributable earnings	(0.35)	(0.36)	(0.32)	(0.17)	(0.28)
Total Distributions	(0.35)	(0.36)	(0.32)	(0.17)	(0.28)

Net Increase/(Decrease) in net asset value	1.93	1.14	(2.55)	3.30	(1.30)
Net Asset Value, End of Period	$12.66	$10.73	$9.59	$12.14	$8.84
TOTAL RETURN(b)	21.66%	16.10%	(18.58%)	39.51%	(10.20%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,612	$1,405	$1,405	$1,869	$1,467
Ratio of operating expenses to average net assets excluding waivers	2.22%	2.29%	2.24%	2.27%	2.24%
Ratio of operating expenses to average net assets including waivers	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.85%	3.46%	2.20%	1.65%	1.75%
Ratio of net investment income to average net assets including waivers	2.07%	3.75%	2.44%	1.92%	1.99%
Portfolio Turnover Rate	74%	65%	87%	80%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$10.99	$9.82	$12.39	$9.01	$10.33

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.49	0.48	0.33	0.29
Net realized and unrealized gain/loss	2.07	1.14	(2.65)	3.32	(1.23)
Total from Investment Operations	2.45	1.63	(2.17)	3.65	(0.94)

DISTRIBUTIONS:
From distributable earnings	(0.43)	(0.46)	(0.40)	(0.27)	(0.38)
Total Distributions	(0.43)	(0.46)	(0.40)	(0.27)	(0.38)

Net Increase/(Decrease) in net asset value	2.02	1.17	(2.57)	3.38	(1.32)
Net Asset Value, End of Period	$13.01	$10.99	$9.82	$12.39	$9.01
TOTAL RETURN(b)	22.85%	17.18%	(17.75%)	40.91%	(9.26%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$788,383	$416,125	$302,300	$289,113	$237,242
Ratio of operating expenses to average net assets excluding waivers	1.22%	1.29%	1.24%	1.27%	1.24%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.92%	4.52%	3.95%	2.71%	2.73%
Ratio of net investment income to average net assets including waivers	3.14%	4.81%	4.19%	2.98%	2.97%
Portfolio Turnover Rate	74%	65%	87%	80%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$10.29	$10.15	$11.44	$8.95	$10.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.32	0.29	0.26	0.25
Net realized and unrealized gain/loss	0.07	0.38	(0.60)	2.77	(0.86)
Total from Investment Operations	0.41	0.70	(0.31)	3.03	(0.61)

DISTRIBUTIONS:
From distributable earnings	(0.34)	(0.39)	(0.98)	(0.54)	(0.38)
From tax return of capital	(0.30)	(0.17)	—	—	(0.21)
Total Distributions	(0.64)	(0.56)	(0.98)	(0.54)	(0.59)

Net Increase/(Decrease) in net asset value	(0.23)	0.14	(1.29)	2.49	(1.20)
Net Asset Value, End of Period	$10.06	$10.29	$10.15	$11.44	$8.95
TOTAL RETURN(b)	4.13%	7.11%	(3.19%)	34.77%	(6.08%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$5,423	$5,154	$3,078	$2,395	$1,899
Ratio of operating expenses to average net assets excluding waivers	1.50%	1.53%	1.56%	1.81%	1.94%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.86%	2.54%	2.01%	1.72%	1.66%
Ratio of net investment income to average net assets including waivers	3.36%	3.07%	2.57%	2.53%	2.60%
Portfolio Turnover Rate	125%	176%	93%	139%	170%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$10.31	$10.16	$11.47	$8.98	$10.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.24	0.20	0.18	0.17
Net realized and unrealized gain/loss	0.07	0.39	(0.59)	2.77	(0.85)
Total from Investment Operations	0.33	0.63	(0.39)	2.95	(0.68)

DISTRIBUTIONS:
From distributable earnings	(0.30)	(0.34)	(0.92)	(0.46)	(0.33)
From tax return of capital	(0.26)	(0.14)	—	—	(0.18)
Total Distributions	(0.56)	(0.48)	(0.92)	(0.46)	(0.51)

Net Increase/(Decrease) in net asset value	(0.23)	0.15	(1.31)	2.49	(1.19)
Net Asset Value, End of Period	$10.08	$10.31	$10.16	$11.47	$8.98
TOTAL RETURN(b)	3.35%	6.39%	(3.88%)	33.66%	(6.72%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$8,592	$10,016	$7,127	$6,590	$4,311
Ratio of operating expenses to average net assets excluding waivers	2.26%	2.29%	2.32%	2.55%	2.67%
Ratio of operating expenses to average net assets including waivers	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	2.10%	1.72%	1.24%	0.96%	0.88%
Ratio of net investment income to average net assets including waivers	2.61%	2.26%	1.81%	1.76%	1.80%
Portfolio Turnover Rate	125%	176%	93%	139%	170%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

June 30, 2024

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$10.38	$10.23	$11.51	$9.00	$10.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.35	0.31	0.29	0.28
Net realized and unrealized gain/loss	0.07	0.39	(0.59)	2.78	(0.88)
Total from Investment Operations	0.43	0.74	(0.28)	3.07	(0.60)

DISTRIBUTIONS:
From distributable earnings	(0.35)	(0.42)	(1.00)	(0.56)	(0.39)
From tax return of capital	(0.31)	(0.17)	—	—	(0.22)
Total Distributions	(0.66)	(0.59)	(1.00)	(0.56)	(0.61)

Net Increase/(Decrease) in net asset value	(0.23)	0.15	(1.28)	2.51	(1.21)
Net Asset Value, End of Period	$10.15	$10.38	$10.23	$11.51	$9.00
TOTAL RETURN(b)	4.38%	7.45%	(2.90%)	35.09%	(5.92%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$143,926	$217,611	$160,092	$70,940	$39,697
Ratio of operating expenses to average net assets excluding waivers	1.25%	1.28%	1.28%	1.54%	1.68%
Ratio of operating expenses to average net assets including waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	3.08%	2.76%	2.20%	1.96%	1.91%
Ratio of net investment income to average net assets including waivers	3.58%	3.29%	2.73%	2.75%	2.84%
Portfolio Turnover Rate	125%	176%	93%	139%	170%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. As of June 30, 2024, the Cullen International High Dividend Fund Class R1 has no shares outstanding. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2024, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Australia	$—	$8,502,062	$—	$8,502,062
Brazil	4,499,458	—	—	4,499,458
Canada	2,620,293	—	—	2,620,293
Finland	—	4,530,496	—	4,530,496
France	6,886,510	22,784,551	—	29,671,061
Germany	—	23,556,137	—	23,556,137
Ireland	—	9,074,192	—	9,074,192
Italy	—	5,694,136	—	5,694,136
Japan	—	46,741,349	—	46,741,349
Mexico	13,814,865	—	—	13,814,865
Netherlands	—	7,387,430	—	7,387,430
Norway	—	4,964,809	—	4,964,809
Singapore	—	12,041,021	—	12,041,021
South Korea	—	7,575,211	—	7,575,211
Spain	—	6,115,849	—	6,115,849
Sweden	—	8,432,193	—	8,432,193
Switzerland	9,551,591	26,045,778	—	35,597,369
Taiwan	—	15,561,828	—	15,561,828
United Kingdom	11,327,759	25,487,674	—	36,815,433
Total	$48,700,476	$234,494,716	$—	$283,195,192

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$680,463,885	$—	$—	$680,463,885
Exchange-Traded Funds	68,263,225	—	—	68,263,225
Total	$748,727,110	$—	$—	$748,727,110

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$10,262,823	$—	$—	$10,262,823
Exchange-Traded Funds	191,593	—	—	191,593
Total	$10,454,416	$—	$—	$10,454,416

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$20,880,472	$—	$—	$20,880,472
Exchange-Traded Funds	1,579,186	—	—	1,579,186
Total	$22,459,658	$—	$—	$22,459,658

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
Brazil	$21,722,304	$—	$—	$21,722,304
Cayman Islands	—	22,489,250	—	22,489,250
China	—	92,311,801	—	92,311,801
Greece	17,162,392	43,248,214	—	60,410,606
Hong Kong	—	13,224,466	—	13,224,466
India	29,533,117	82,314,402	—	111,847,519
Indonesia	—	4,098,485	—	4,098,485
Kazakhstan	25,391,361	—	—	25,391,361
Luxembourg	—	7,274,373	—	7,274,373
Mexico	54,024,794	—	—	54,024,794
Panama	1,921,208	—	—	1,921,208
Russia	—	—	0	0
Saudi Arabia	—	5,733,247	—	5,733,247
Singapore	—	1,332,786	—	1,332,786
South Africa	—	11,725,665	—	11,725,665
South Korea	—	100,013,487	—	100,013,487
Taiwan	32,997,829	128,151,642	—	161,149,471
Turkey	8,869,264	—	—	8,869,264
United Arab Emirates	29,330,683	3,945,650	—	33,276,333
United Kingdom	21	7,041,102	—	7,041,123
United States	6,576,214	—	—	6,576,214
Vietnam	—	11,335,423	—	11,335,423
Preferred Stocks	1,900,852	—	—	1,900,852
Participatory Notes(b)	—	37,764,221	—	37,764,221
Total	$229,430,039	$572,004,214	$0	$801,434,253

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$155,877,802	$—	$—	$155,877,802
Total	$155,877,802	$—	$—	$155,877,802
Other Financial Instruments(c)
Written Options	$(170,193)	$—	$—	$(170,193)
Total	$(170,193)	$—	$—	$(170,193)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$—	Written Options, at value	$(170,193)
Total		$—		$(170,193)

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2024:

			Change in
			Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
Cullen Emerging Markets High Dividend Fund
Equity Contracts (Rights)	Net realized loss on investment securities/Net change in unrealized appreciation/depreciation on investment securities	$—	$(6,836)
Total		$—	$(6,836)

			Change in
			Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation/depreciation on written options	$3,701,793	$117,073
Total		$3,701,793	$117,073

The average value of rights contracts for the period in which the Cullen Emerging Markets High Dividend Fund held rights during the year ended June 30, 2024, is noted below:

Average Rights Value
Cullen Emerging Markets High Dividend Fund	$3,072,545

The average written call option notional value during the year ended June 30, 2024 for Cullen Enhanced Equity Income Fund was:

Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$28,389,280

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
Cullen International High Dividend Fund
Retail Class
Shares sold	233,157	323,505
Dividends reinvested	17,662	12,408
Shares redeemed	(317,005)	(323,636)
Net increase/decrease in shares outstanding	(66,186)	12,277
Class C
Shares sold	26,744	9,551
Dividends reinvested	2,687	1,935
Shares redeemed	(56,638)	(31,648)
Net decrease in shares outstanding	(27,207)	(20,162)
Class I
Shares sold	8,381,724	14,397,230
Dividends reinvested	698,988	412,035
Shares redeemed	(6,649,613)	(10,287,282)
Net increase in shares outstanding	2,431,099	4,521,983
Class R2
Shares sold	—	59
Dividends reinvested	2	1
Shares redeemed	(1)	(57)
Net increase in shares outstanding	1	3

Cullen High Dividend Equity Fund
Retail Class
Shares sold	2,547,458	834,077
Dividends reinvested	682,654	553,390
Shares redeemed	(4,055,083)	(2,195,231)
Net decrease in shares outstanding	(824,971)	(807,764)
Class C
Shares sold	196,786	198,272
Dividends reinvested	203,719	165,882
Shares redeemed	(815,205)	(436,486)
Net decrease in shares outstanding	(414,700)	(72,332)
Class I
Shares sold	9,255,963	10,639,000
Dividends reinvested	4,787,921	4,006,374
Shares redeemed	(22,191,254)	(18,665,538)
Net decrease in shares outstanding	(8,147,370)	(4,020,164)
Class R1
Shares sold	2,600	2,720
Dividends reinvested	10,756	6,271
Shares redeemed	(73)	(386)
Net increase in shares outstanding	13,283	8,605
Class R2
Shares sold	6,203	24,471
Dividends reinvested	6,516	3,366
Shares redeemed	(5,769)	(40,187)
Net increase/decrease in shares outstanding	6,950	(12,350)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
Cullen Small Cap Value Fund
Retail Class
Shares sold	1,286	67,891
Dividends reinvested	698	6,278
Shares redeemed	(18,690)	(58,107)
Net increase/decrease in shares outstanding	(16,706)	16,062
Class C
Shares sold	—	5,380
Dividends reinvested	139	865
Shares redeemed	(439)	(544)
Net increase/decrease in shares outstanding	(300)	5,701
Class I
Shares sold	72,598	595,513
Dividends reinvested	19,239	66,076
Shares redeemed	(293,304)	(303,249)
Net increase/decrease in shares outstanding	(201,467)	358,340

Cullen Value Fund
Retail Class
Shares sold	71,962	4,765
Dividends reinvested	12,240	9,746
Shares redeemed	(108,201)	(17,803)
Net decrease in shares outstanding	(23,999)	(3,292)
Class C
Shares sold	1,917	3,403
Dividends reinvested	3,525	3,725
Shares redeemed	(19,130)	(13,898)
Net decrease in shares outstanding	(13,688)	(6,770)
Class I
Shares sold	18,085	184,004
Dividends reinvested	136,722	109,477
Shares redeemed	(79,062)	(408,409)
Net increase/decrease in shares outstanding	75,745	(114,928)

Cullen Emerging Markets High Dividend Fund
Retail Class
Shares sold	2,599,575	313,088
Dividends reinvested	57,133	32,180
Shares redeemed	(685,852)	(221,656)
Net increase in shares outstanding	1,970,856	123,612
Class C
Shares sold	1,181	3,578
Dividends reinvested	3,854	4,977
Shares redeemed	(8,588)	(24,089)
Net decrease in shares outstanding	(3,553)	(15,534)
Class I
Shares sold	34,311,588	17,688,528
Dividends reinvested	1,657,479	1,434,511
Shares redeemed	(13,232,802)	(12,066,099)
Net increase in shares outstanding	22,736,265	7,056,940

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
Cullen Enhanced Equity Income Fund
Retail Class
Shares sold	555,787	540,649
Dividends reinvested	39,572	26,065
Shares redeemed	(557,184)	(369,269)
Net increase in shares outstanding	38,175	197,445
Class C
Shares sold	134,960	395,974
Dividends reinvested	45,579	34,901
Shares redeemed	(299,891)	(160,610)
Net increase/decrease in shares outstanding	(119,352)	270,265
Class I
Shares sold	4,013,707	11,627,341
Dividends reinvested	935,645	936,881
Shares redeemed	(11,735,875)	(7,246,706)
Net increase/decrease in shares outstanding	(6,786,523)	5,317,516

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2024 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$201,176,144	$181,592,815
Cullen High Dividend Equity Fund	304,191,238	507,700,950
Cullen Small Cap Value Fund	8,343,285	10,035,510
Cullen Value Fund	5,934,984	7,153,879
Cullen Emerging Markets High Dividend Fund	701,828,765	437,497,846
Cullen Enhanced Equity Income Fund	213,533,741	280,163,379

NOTE 5 - FEDERAL TAX INFORMATION

As of June 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$4,520,790	$(30,776,963)	$54,073,624	$27,817,451
Cullen High Dividend Equity Fund	—	45,076,297	365,673,721	410,750,018
Cullen Small Cap Value Fund	—	229,155	1,104,776	1,333,931
Cullen Value Fund	—	424,595	8,719,456	9,144,051
Cullen Emerging Markets High Dividend Fund	13,736,172	(76,405,299)	143,502,524	80,833,397
Cullen Enhanced Equity Income Fund	—	(1,923,358)	(6,810,385)	(8,733,743)

As of June 30, 2024 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Cullen International High Dividend Fund	$58,106,925	$(4,005,400)	$(27,901)	$54,073,624	$229,093,667
Cullen High Dividend Equity Fund	365,936,582	(263,776)	915	365,673,721	383,054,304
Cullen Small Cap Value Fund	1,563,390	(458,614)	—	1,104,776	9,349,640
Cullen Value Fund	8,759,971	(40,515)	—	8,719,456	13,740,202
Cullen Emerging Markets High Dividend Fund	159,937,068	(11,686,245)	(4,748,299)	143,502,524	653,183,430
Cullen Enhanced Equity Income Fund	4,675,947	(11,488,453)	2,121	(6,810,385)	162,690,308

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales, partnership investments, straddles, and passive foreign investment company adjustments for the Funds.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, return of capital, taxable over distribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Total Distributable Earnings
Cullen High Dividend Equity Fund	8,170,014	(8,170,014)
Cullen Emerging Markets High Dividend Fund	(1,974)	1,974

At June 30, 2024, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$(30,776,963)	$—	$(30,776,963)
Cullen Emerging Markets High Dividend Fund	(76,405,299)	—	(76,405,299)
Cullen Enhanced Equity Income Fund	—	(1,923,358)	(1,923,358)

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

None of the funds elected to treat post-October capital as having been incurred in the following fiscal year June 30, 2024.

The tax composition of dividends paid during the year ended June 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$11,518,951	$—	$—
Cullen High Dividend Equity Fund	19,945,544	70,427,311	—
Cullen Small Cap Value Fund	188,080	87,391	—
Cullen Value Fund	407,128	1,548,863	—
Cullen Emerging Markets High Dividend Fund	22,242,742	—	—
Cullen Enhanced Equity Income Fund	6,143,766	—	4,716,979

The tax composition of dividends paid during the year ended June 30, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$6,721,031	$—	$—
Cullen High Dividend Equity Fund	25,764,066	57,895,588	—
Cullen Small Cap Value Fund	286,078	689,972	—
Cullen Value Fund	382,296	1,238,080	—
Cullen Emerging Markets High Dividend Fund	15,823,751	—	—
Cullen Enhanced Equity Income Fund	7,100,995	—	3,694,802

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2025, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2 , respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2,

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, and Class I, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Adviser for such reimbursements or fee waivers, provided that such do not exceed the lesser of (i) the expense limitation in effect at the time of the waiver, and (ii) the expense limitation in effect at the time of the reimbursement. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the time the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

As of June 30, 2024, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
	2025	2026	2027
Cullen International High Dividend Fund
Retail Class	$13,727	$14,020	$10,765
Class C	3,235	3,149	1,937
Class I	468,124	610,285	601,607
Class R2	—	—	—
Total	$485,086	$627,454	$614,309
Cullen High Dividend Equity Fund
Retail Class	$417,900	$365,599	$298,532
Class C	119,314	112,052	92,090
Class I	3,273,352	3,051,411	2,475,106
Class R1	636	784	816
Class R2	763	593	526
Total	$3,811,965	$3,530,439	$2,867,070
Cullen Small Cap Value Fund
Retail Class	$18,685	$30,988	$11,920
Class C	5,954	3,859	3,495
Class I	233,171	368,384	310,944
Total	$257,810	$403,231	$326,359
Cullen Value Fund
Retail Class	$28,452	$50,641	$29,561
Class C	8,470	19,665	10,030
Class I	300,843	527,536	328,810
Total	$337,765	$597,842	$368,401
Cullen Emerging Markets High Dividend Fund
Retail Class	$21,366	$23,719	$42,819
Class C	4,115	4,046	3,203
Class I	730,005	967,747	1,283,330
Total	$755,486	$995,512	$1,329,352
Cullen Enhanced Equity Income Fund
Retail Class	$16,115	$28,870	$34,433
Class C	40,651	47,118	45,451
Class I	533,880	937,747	794,701
Total	$590,646	$1,013,735	$874,585

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Paralel Technologies LLC (“PRT”) serves as the Funds’ administrator and transfer agent and provides all administrative, fund accounting and transfer agency services to the Funds. Paralel Distributors LLC, an affiliate of PRT, serves as the Funds' distributor. Brown Brothers Harriman & Co. serves as the Funds’ custodian.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Continued)

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan, if any, are reflected as shareholder services fees in the Statement of Operations.

NOTE 9 - FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

NOTE 10 - SIGNIFICANT SHAREHOLDERS

At June 30, 2024, the Cullen Small Cap Value Fund had two affiliated shareholders who held 43.81% and 6.85% of the Fund’s outstanding shares and the Cullen Value Fund had one affiliated shareholder who held 44.74% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

Cullen Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the "Funds") as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California

August 26, 2024

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

Cullen Funds

UNAUDITED TAX DESIGNATIONS

June 30, 2024 (Unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen High Dividend Equity Fund designates $78,597,325, Cullen Small Cap Value Fund designates $87,391, and Cullen Value Fund designates $1,548,863 as long-term capital gain distributions. The Cullen High Dividend Equity Fund's paid-in capital has been adjusted by $8,710,014 all of which is long-term capital gain, for distributions in connection with share redemptions (tax equalization).

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2023:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	61.62%
Cullen High Dividend Equity Fund	93.96%	96.94%
Cullen Small Cap Value Fund	100.00%	100.00%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	45.66%
Cullen Enhanced Equity Income Fund	31.56%	35.59%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2024:

	Foreign Taxes Paid	Foreign Source Income
Cullen International High Dividend Fund	$1,212,072	$9,727,046
Cullen Emerging Markets High Dividend Fund	$2,266,344	$23,918,097

The percentage of the ordinary dividends reported by each Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is as follows:

Section 163(j) Interest Dividend %
Cullen International High Dividend Fund	1.76%
Cullen High Dividend Equity Fund	1.45%
Cullen Small Cap Value Fund	9.46%
Cullen Value Fund	1.81%
Cullen Emerging Markets High Dividend Fund	1.67%
Cullen Enhanced Equity Income Fund	3.80%

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for the Cullen Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the registrant during the period covered by this report to: (1) All trustees for regular compensation; (2) Each trustee for special compensation; (3) All officers; and (4) Each person of whom any officer or trustee of the Fund is an affiliated person is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the May 9, 2024 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions in the weeks prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements and Expense Limitation Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fees the Adviser receives from each Fund; (iii) information about the fees charged to other accounts managed by the Adviser’s affiliate, Schafer Cullen Capital Management, Inc. (“Schafer Cullen”); (iv) information concerning the Adviser’s financial condition, the profitability of managing the Funds to the Adviser, the business, operations and compliance program of the Adviser; (v) a copy of the current Form ADV for the Adviser; (vi) the Adviser’s responses to certain questions submitted by the Independent Trustees relating to the renewal process; and (vi) data compiled by FUSE Research Network LLC (“FUSE”) comparing, among other things, the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other funds with similar investment objectives, policies and structure and to advisory fees paid by other clients of the Adviser. The Independent Trustees also considered the memorandum from Sidley Austin on the responsibilities of trustees in considering advisory arrangements under the 1940 Act described above as well as oral and written information presented at Board meetings throughout the year.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees considered and discussed the following with respect to each Fund:

The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities, including its role as valuation designee; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as discussed in the FUSE report. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2025 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, and Class I, of the Fund to 1.25%, 2.00%, and 1.00%, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that, except for the High Dividend Fund, the International Fund and the Value Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis, and for the one-, three- and five-year periods. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. In that regard, the Trustees considered the fees, performance and total expense ratio of the Class R1 and Class R2 share classes of the High Dividend Fund and International High Dividend Fund and discussions with, and undertakings from, the Adviser to address the status of the Class R1 and Class R2 share classes. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis. The Board also considered the extent to which the Adviser currently waives management fees and/or reimburses expenses for a Fund and its share classes, including the basis for the various representations of the Adviser made in the weeks leading up to the meeting, that the expense limitation agreements did not constitute a cross-subsidization by one share class of the fees of another share class.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Registrant’s Code of Ethics, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 6, 2024

By:	/s/ Stephen O’Neil
Stephen O’Neil
Treasurer

Date:	September 6, 2024